UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2013

Date of reporting period:	7/31/2013

Item 1 – Reports to Stockholders –

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND

ANNUAL REPORT • JULY 31, 2013

Fund Type

Large Cap Stock

Objective

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Jennison Associates is a registered investment advisor. Both are Prudential Financial companies. © 2013 Prudential Financial, Inc. and its related entities. Prudential Investments, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

September 16, 2013

Dear Shareholder:

We hope you find the annual report for the Prudential Jennison Conservative Growth Fund informative and useful. The report covers performance for the 12-month period that ended July 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Conservative Growth Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Conservative Growth Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 7/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	25.45%	47.94%	90.52%	—
Class B	24.57	42.34	76.73	—
Class C	24.57	42.34	76.73	—
Class X	24.44	42.19	N/A	36.15% (03/26/07)
Russell 1000® Growth Index	21.64	53.91	109.77	—
S&P 500 Index	24.98	48.69	108.77	—
Lipper Large-Cap Growth Funds Avg.	21.86	40.29	95.26	—

Average Annual Total Returns (With Sales Charges) as of 6/30/13
	One Year	Five Years	Ten Years	Since Inception
Class A	13.44%	5.26%	6.00%	—
Class B	14.19	5.49	5.81	—
Class C	18.32	5.68	5.82	—
Class X	13.19	5.17	N/A	3.78% (03/26/07)
Russell 1000 Growth Index	17.07	7.47	7.40	—
S&P 500 Index	20.58	7.01	7.29	—
Lipper Large-Cap Growth Funds Avg.	15.85	5.29	6.50	—

Average Annual Total Returns (With Sales Charges) as of 7/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	18.55%	6.93%	6.06%	—
Class B	19.57	7.16	5.86	—
Class C	23.57	7.32	5.86	—
Class X	18.44	6.84	N/A	4.73% (03/26/07)

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Average Annual Total Returns (Without Sales Charges) as of 7/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	25.45%	8.15%	6.66%	—
Class B	24.57	7.32	5.86	—
Class C	24.57	7.32	5.86	—
Class X	24.44	7.29	N/A	4.98% (03/26/07)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Jennison Conservative Growth Fund (Class A shares) with a similar investment in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) and the Russell 1000 Growth Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (July 31, 2003) and the account values at the end of the current fiscal year (July 31, 2013) as measured on a quarterly basis. The S&P 500 Index and the Russell 1000 Growth Index data are measured from the closest month-end to inception date. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, Class C, and Class X shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Jennison Conservative Growth Fund	3

Your Fund’s Performance (continued)

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class X
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5/6) 0% (Yr.7)	1% on sales made within 12 months of purchase	6% (Yr.1) 5% (Yr.2) 4% (Yr.3/4) 3% (Yr.5) 2% (Yr.6/7) 1% (Yr.8) 0% (Yr.9)
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	1%

Class X shares are closed to new initial purchases. Class X shares are only available through exchanges from the same class of shares of certain other Prudential Investments funds.

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 7/31/13 is 51.73% for Class X. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 6/30/13 is 6.02% for Class X.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how stock prices in the United States have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 7/31/13 is 36.14% for Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 6/30/13 is 4.23% for Class X.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of

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the S&P SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total return as of 7/31/13 is 41.27% for Class X. Lipper Average Closest Month-End to Inception average annual total return as of 6/30/13 is 4.68% for Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes are measured from the closest month-end to inception date, and not from the Class’ actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 7/31/13
Apple, Inc., Computers & Peripherals	4.1%
Google, Inc. (Class A Stock), Internet Software & Services	3.3
Walt Disney Co. (The), Media	3.0
Goldman Sachs Group, Inc. (The), Capital Markets	2.8
Abbott Laboratories, Healthcare Equipment & Supplies	2.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 7/31/13
Capital Markets	6.7%
Computers & Peripherals	6.7
Internet Software & Services	5.7
Insurance	5.0
Oil, Gas & Consumable Fuels	4.7

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison Conservative Growth Fund	5

Strategy and Performance Overview

How did the Fund perform?

The Prudential Jennison Conservative Growth Fund’s Class A shares rose 25.45% in the 12-months ended July 31, 2013. The Fund outperformed the Russell 1000 Growth Index (the Growth Index), which climbed 21.64%, the style neutral S&P 500 Index, which advanced 24.98%, and the Lipper Large-Cap Growth Funds Average, which gained 21.86%.

In the Growth Index, every sector climbed, with advances strongest in the healthcare, consumer discretionary, and industrials sectors. Gains in information technology were comparatively modest.

Every sector in the Fund gained ground, as well. Financials, consumer discretionary, healthcare, and information technology holdings contributed meaningfully to Fund return. The Fund’s outperformance relative to the Growth Index was largely due to favorable stock selection in financials, and positive security selection, and an underweight position in information technology. The Fund’s consumer discretionary and healthcare positions advanced solidly but lagged the Growth Index’s returns in these sectors. An underweight stance in industrials was detrimental.

What was the market environment?

The U.S. equity market advanced strongly in the 12-months ended July 31, 2013, but not without bouts of volatility, as sentiment vacillated between optimism and pessimism, often based on short-term data. Europe’s lingering economic malaise and political inertia before the U.S. presidential election in November contributed to a downturn earlier in the period, as did subsequent concerns about the reinstatement of payroll taxes, increased tax rates on higher incomes, and sequestration, the across-the-board federal spending cuts that took effect in March.

Investors seemed to shrug off these fears, however, instead focusing on improving housing and employment data, rising consumer confidence, and continued strength in corporate profits. Later in the period, global macroeconomic events, most notably China’s slowdown and Europe’s economic issues, which led to moderating global growth, contributed to market volatility, as did concerns that the Federal Reserve would begin scaling back its quantitative easing program.

Which holdings made the largest positive contributions to the Fund’s return?

Capital markets companies Morgan Stanley and Goldman Sachs were among the Fund’s better-performing stocks. Both companies reported financial results that exceeded expectations.

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•

Jennison believes Morgan Stanley benefits from a balanced and diversified business model and views the firm as a formidable competitor in each of the major businesses in which it competes. Jennison also likes Morgan’s moves to restructure its fixed income, currency, and commodities business.

•	See “Comments on Largest Holdings” below for discussion of Goldman Sachs.

In the information technology sector, Google and MasterCard were performers of note.

•

Jennison likes the strong growth in the value of MasterCard’s cardholder transactions. It expects the company to continue to benefit from the long-term shift from cash to electronic credit/debit transactions.

•	See “Comments on Largest Holdings” below for discussion of Google.

Which holdings detracted most from the Fund’s return?

In information technology, Apple and Baidu were key detractors from Fund performance.

•

Apple was hurt by slowing revenue growth, which resulted in lowered earnings projections. The company’s increased focus on return of capital to shareholders should benefit the stock. See “Comments on Largest Holdings” below for additional discussion of Apple.

•

Baidu, the No.1 Internet search engine in China, was hurt by pressure on margins because of heightened competition and increased investment spending as Baidu ramps up its mobile income-generating efforts.

Occidental Petroleum and National Oilwell Varco lost ground in the energy sector.

•	Occidental Petroleum’s growth slowed as the company restructured out of gas and further into oil. Occidental was also hurt by execution issues.

•

National Oilwell Varco, which makes, distributes, and services oil and gas drilling equipment for land and offshore drilling rigs, fell on indications of slower spending trends and project delays across the exploration and production industry.

Were there significant changes to the portfolio?

In the 12-months ended July 31, 2013, the Fund’s weights in industrials and financials increased while its weights in energy and telecommunication services decreased. Relative to the Growth Index, the Fund remained overweight in financials, energy, and utilities, and underweight information technology and consumer staples. Reconstitution of the Growth Index increased consumer discretionary’s weight in the

Prudential Jennison Conservative Growth Fund	7

Strategy and Performance Overview (continued)

Index; this had the effect of moving the Fund from an equal weight to an underweight in that sector.

Significant new positions were established in CSX and United Technologies. Positions in other securities, such as Bristol-Myers Squibb, EOG Resources, and Target, were eliminated.

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Comments on Largest Holdings

4.1%	Apple, Inc., Computers & Peripherals

Apple designs, manufactures, and markets personal computers (Mac mini, iMac, MacBook, Mac Pro, and MacBook Pro), mobile communication devices (iPhone, iPad), and portable digital music and video players (iPod). It sells various related software, services, peripherals, and networking services, as well. Jennison finds AAPL shares attractively valued and believes product launches later in 2013 can revive the company’s earnings growth.

3.3%	Google, Inc. (Class A Stock), Internet Software & Services

Jennison believes Google’s technological lead and dominant position in Internet search is a unique strength that has enabled the company to monetize search traffic at a meaningfully higher rate than its competitors. Its continued investment in capacity and research and development should lead to new streams of revenue through product innovation, new formats, and new technologies. Jennison believes the company is investing wisely in its business to take advantage of opportunities in display, video, and mobile.

3.0%	Walt Disney Co. (The), Media

Walt Disney is the world’s largest media conglomerate with businesses in movies, television, publishing, and theme parks. Its TV holdings include the ABC television network and broadcast stations, as well as a portfolio of cable networks including ABC Family, the Disney Channel, and ESPN. Walt Disney Studios produces films through Walt Disney Pictures, Touchstone, and Pixar, while Marvel Entertainment is a top comic book publisher and film producer. In addition, Walt Disney Parks and Resorts operates the company’s popular theme parks including Walt Disney World and Disneyland. Jennison considers the Disney portfolio one of the media sector’s most balanced and best positioned for growth.

2.8%	Goldman Sachs Group, Inc. (The), Capital Markets

Jennison believes Goldman Sachs’s strong capital base and leading global positions in investment banking, capital markets, trading, private equity, and asset management provide attractive exposure to long-term global economic expansion.

2.8%	Abbott Laboratories, Healthcare Equipment & Supplies

In January 2013, Abbot Laboratories split into two entities—a single-product biotechnology play known as AbbVie (ABBV) and a more diversified company that retains the name Abbot Laboratories (ABT). Jennison likes ABT’s diverse collection of branded generic, diagnostics, nutritionals, and medical device businesses; steady revenue growth prospects; margin expansion opportunities; and emerging markets exposure.

Prudential Jennison Conservative Growth Fund	9

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2013, at the beginning of the period, and held through the six-month period ended July 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

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Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Conservative Growth Fund		Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,127.20	1.26%	$6.65
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31

Class B	Actual	$1,000.00	$1,123.40	2.01%	$10.58
	Hypothetical	$1,000.00	$1,014.83	2.01%	$10.04

Class C	Actual	$1,000.00	$1,123.40	2.01%	$10.58
	Hypothetical	$1,000.00	$1,014.83	2.01%	$10.04

Class X	Actual	$1,000.00	$1,122.20	2.01%	$10.58
	Hypothetical	$1,000.00	$1,014.83	2.01%	$10.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2013, and divided by the 365 days in the Fund’s fiscal year ended July 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Jennison Conservative Growth Fund	11

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the 12-month period ended July 31, 2013 are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.40%	1.35%
B	2.11%	2.11%
C	2.10%	2.10%
X	2.14%	2.14%

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of July 31, 2013

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 98.4%
COMMON STOCKS

Aerospace & Defense 2.1%
14,493	Boeing Co. (The)	$1,523,214
6,471	Precision Castparts Corp.	1,434,750
11,696	Rolls-Royce Holdings PLC (United Kingdom), ADR	1,048,313
5,332	United Technologies Corp.	562,899

		4,569,176

Airlines 1.4%
215,785	Southwest Airlines Co.	2,984,307

Automobiles 1.0%
127,401	Ford Motor Co.	2,150,529

Beverages 1.3%
12,485	Coca-Cola Co. (The)	500,399
11,454	Diageo PLC (United Kingdom), ADR	1,435,530
11,060	PepsiCo, Inc.	923,952

		2,859,881

Biotechnology 2.9%
9,600	Alexion Pharmaceuticals, Inc.*	1,115,808
15,113	Biogen Idec, Inc.*	3,296,599
15,149	Gilead Sciences, Inc.*	930,906
12,465	Vertex Pharmaceuticals, Inc.*	994,707

		6,338,020

Capital Markets 6.7%
9,294	BlackRock, Inc.	2,620,536
37,400	Goldman Sachs Group, Inc. (The)	6,134,722
215,239	Morgan Stanley	5,856,653

		14,611,911

Chemicals 1.3%
28,405	Monsanto Co.	2,805,846

Commercial Banks 1.4%
69,363	Wells Fargo & Co.	3,017,291

Commercial Services & Supplies 0.3%
4,530	Stericycle, Inc.*	525,208

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	13

Portfolio of Investments

as of July 31, 2013 continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Computers & Peripherals 6.7%
19,665	Apple, Inc.	$8,898,413
213,623	EMC Corp.	5,586,241

		14,484,654

Diversified Financial Services 3.4%
151,558	Bank of America Corp.	2,212,747
42,710	Citigroup, Inc.	2,226,899
53,115	JPMorgan Chase & Co.	2,960,099

		7,399,745

Diversified Telecommunication Services 1.0%
45,095	Verizon Communications, Inc.	2,231,301

Electric Utilities 1.2%
28,910	ITC Holdings Corp.	2,653,071

Energy Equipment & Services 4.6%
71,338	Halliburton Co.	3,223,764
49,951	Schlumberger Ltd.	4,062,515
62,991	Seadrill Ltd. (Bermuda)	2,688,456

		9,974,735

Food & Staples Retailing 4.2%
12,558	Costco Wholesale Corp.	1,472,928
47,832	CVS Caremark Corp.	2,941,189
37,098	Wal-Mart Stores, Inc.	2,891,418
26,516	Walgreen Co.	1,332,429
9,703	Whole Foods Market, Inc.	539,293

		9,177,257

Food Products 2.2%
88,226	Archer-Daniels-Midland Co.	3,217,602
5,613	Hershey Co. (The)	532,505
9,873	Kraft Foods Group, Inc.	558,614
7,158	McCormick & Co., Inc.(a)	512,585

		4,821,306

Gas Utilities 1.7%
70,735	ONEOK, Inc.	3,745,418

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Healthcare Equipment & Supplies 2.8%
166,950	Abbott Laboratories	$6,115,379

Healthcare Providers & Services 3.4%
44,158	Aetna, Inc.	2,833,619
62,746	UnitedHealth Group, Inc.	4,571,046

		7,404,665

Hotels, Restaurants & Leisure 0.2%
5,059	McDonald’s Corp.	496,187

Household Products 0.4%
15,442	Colgate-Palmolive Co.	924,513

Independent Power Producers & Energy Traders 0.3%
29,829	Calpine Corp.*	596,878

Insurance 5.0%
13,709	Allied World Assurance Co. Holdings AG (Switzerland)	1,297,557
25,558	Berkshire Hathaway, Inc. (Class B Stock)*	2,961,405
35,562	Chubb Corp. (The)	3,076,113
13,556	Loews Corp.	617,476
35,082	Travelers Cos., Inc. (The)	2,931,101

		10,883,652

Internet & Catalog Retail 3.3%
15,011	Amazon.com, Inc.*	4,521,613
2,883	priceline.com, Inc.*	2,524,557

		7,046,170

Internet Software & Services 5.7%
8,152	Google, Inc. (Class A Stock)*	7,235,715
25,199	LinkedIn Corp. (Class A Stock)*	5,135,304

		12,371,019

IT Services 3.2%
8,652	MasterCard, Inc. (Class A Stock)	5,282,998
9,678	Visa, Inc. (Class A Stock)	1,713,103

		6,996,101

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	15

Portfolio of Investments

as of July 31, 2013 continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Machinery 4.0%
9,287	Caterpillar, Inc.(a)	$769,985
11,948	Cummins, Inc.	1,447,978
43,574	Illinois Tool Works, Inc.	3,139,071
53,896	Ingersoll-Rand PLC (Ireland)	3,290,351

		8,647,385

Media 4.3%
60,102	Comcast Corp. (Class A Stock)	2,709,398
101,302	Walt Disney Co. (The)(a)	6,549,174

		9,258,572

Multiline Retail 1.4%
62,797	Macy’s, Inc.	3,035,607

Oil, Gas & Consumable Fuels 4.7%
27,316	Chevron Corp.	3,438,811
62,423	Exxon Mobil Corp.	5,852,156
25,869	Williams Cos., Inc. (The)	883,944

		10,174,911

Paper & Forest Products 0.6%
26,156	International Paper Co.	1,263,596

Personal Products 0.3%
8,711	Estee Lauder Cos., Inc. (The) (Class A Stock)	571,877

Pharmaceuticals 3.4%
60,418	Eli Lilly & Co.	3,208,800
5,831	Johnson & Johnson	545,199
17,875	Novo Nordisk A/S (Denmark), ADR	3,019,445
4,255	Perrigo Co.	529,279

		7,302,723

Road & Rail 2.2%
130,515	CSX Corp.	3,238,077
14,038	Norfolk Southern Corp.	1,027,020
3,536	Union Pacific Corp.	560,774

		4,825,871

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 2.4%
43,524	ARM Holdings PLC (United Kingdom), ADR(a)	$1,747,489
18,803	Avago Technologies Ltd. (Singapore)	689,694
121,628	Intel Corp.(a)	2,833,932

		5,271,115

Software 2.0%
14,702	Microsoft Corp.	467,965
100,650	Oracle Corp.	3,256,028
10,655	Red Hat, Inc.*	551,609

		4,275,602

Specialty Retail 2.3%
106,254	Inditex SA (Spain), ADR	2,832,732
42,904	TJX Cos., Inc.	2,232,724

		5,065,456

Textiles, Apparel & Luxury Goods 1.8%
27,404	Luxottica Group SpA, (Italy), ADR	1,438,710
22,508	NIKE, Inc. (Class B Stock)	1,416,203
5,148	Ralph Lauren Corp.	937,245

		3,792,158

Tobacco 1.3%
25,311	Altria Group, Inc.	887,404
9,887	Philip Morris International, Inc.	881,723
18,950	Reynolds American, Inc.	936,698

		2,705,825

	Total long-term investments (cost $166,530,601)	213,374,918

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	17

Portfolio of Investments

as of July 31, 2013 continued

Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENT 7.4%

Affiliated Money Market Mutual Fund
15,937,602	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $15,937,602; includes $12,069,291 of cash collateral for securities on loan); Note 3(b)(c)	$15,937,602

	Total Investments 105.8% (cost $182,468,203; Note 5)	229,312,520
	Liabilities in excess of other assets (5.8%)	(12,473,271)

	Net Assets 100.0%	$216,839,249

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,853,675; cash collateral of $12,069,291 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

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The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$213,374,918	$—	$—
Affiliated Money Market Mutual Fund	15,937,602	—	—

Total	$229,312,520	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2013 was as follows:

Affiliated Money Market Mutual Fund (including 5.6% of collateral received for securities on loan)	7.4%
Capital Markets	6.7
Computers & Peripherals	6.7
Internet Software & Services	5.7
Insurance	5.0
Oil, Gas & Consumable Fuels	4.7
Energy Equipment & Services	4.6
Media	4.3
Food & Staples Retailing	4.2
Machinery	4.0
Healthcare Providers & Services	3.4
Diversified Financial Services	3.4
Pharmaceuticals	3.4
Internet & Catalog Retail	3.3
IT Services	3.2
Biotechnology	2.9
Healthcare Equipment & Supplies	2.8
Semiconductors & Semiconductor Equipment	2.4
Specialty Retail	2.3
Road & Rail	2.2
Food Products	2.2
Aerospace & Defense	2.1
Software	2.0%
Textiles, Apparel & Luxury Goods	1.8
Gas Utilities	1.7
Multiline Retail	1.4
Commercial Banks	1.4
Airlines	1.4
Beverages	1.3
Chemicals	1.3
Tobacco	1.3
Electric Utilities	1.2
Diversified Telecommunication Services	1.0
Automobiles	1.0
Paper & Forest Products	0.6
Household Products	0.4
Independent Power Producers & Energy Traders	0.3
Personal Products	0.3
Commercial Services & Supplies	0.3
Hotels, Restaurants & Leisure	0.2

105.8
Liabilities in excess of other assets	(5.8)

100.0%

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	19

Statement of Assets & Liabilities

as of July 31, 2013

Assets
Investments at value, including securities on loan of $11,853,675:
Unaffiliated Investments (cost $166,530,601)	$213,374,918
Affiliated Investments (cost $15,937,602)	15,937,602
Dividends and interest receivable	117,609
Receivable for Fund shares sold	38,979
Tax reclaim receivable	7,545
Prepaid expenses	7,779

Total assets	229,484,432

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	12,069,291
Accrued expenses	253,885
Management fee payable	126,303
Distribution fee payable	81,548
Payable for Fund shares reacquired	75,331
Affiliated transfer agent fee payable	37,523
Deferred trustees’ fees	1,302

Total liabilities	12,645,183

Net Assets	$216,839,249

Net assets were comprised of:
Shares of beneficial interest, at par	$21,373
Paid-in capital in excess of par	186,037,460

186,058,833
Undistributed net investment income	348,896
Accumulated net realized loss on investment and foreign currency transactions	(16,412,797)
Net unrealized appreciation on investments	46,844,317

Net assets, July 31, 2013	$216,839,249

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($158,693,661 ÷ 15,176,420 shares of beneficial interest issued and outstanding)	$10.46
Maximum sales charge (5.50% of offering price)	0.61

Maximum offering price to public	$11.07

Class B
Net asset value, offering price and redemption price per share ($5,244,115 ÷ 558,948 shares of beneficial interest issued and outstanding)	$9.38

Class C
Net asset value, offering price and redemption price per share ($52,004,510 ÷ 5,542,158 shares of beneficial interest issued and outstanding)	$9.38

Class X
Net asset value, offering price and redemption price per share ($896,963 ÷ 95,691 shares of beneficial interest issued and outstanding)	$9.37

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	21

Statement of Operations

Year Ended July 31, 2013

Net Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $48,986)	$3,771,619
Affiliated income from securities loaned, net	16,031
Affiliated dividend income	3,079

Total income	3,790,729

Expenses
Management fee	1,398,492
Distribution fee—Class A	357,713
Distribution fee—Class B	51,655
Distribution fee—Class C	483,344
Distribution fee—Class L	7,682
Distribution fee—Class X	14,662
Transfer agent’s fees and expenses (including affiliated expense of $183,000) (Note 3)	540,000
Custodian’s fees and expenses	75,000
Registration fees	70,000
Shareholders’ reports	50,000
Audit fee	22,000
Legal fees and expenses	21,000
Trustees’ fees	13,000
Insurance expenses	4,000
Commitment fee	2,000
Miscellaneous	10,559

Net expenses	3,121,107

Net investment income	669,622

Realized And Unrealized Gain On Investments And Foreign Currency Transactions
Net realized gain on investment and foreign currency transactions	24,868,060
Net change in unrealized appreciation (depreciation) on investments	19,618,281

Net gain on investment transactions	44,486,341

Net Increase In Net Assets Resulting From Operations	$45,155,963

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended July 31,
	2013	2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$669,622	$408,109
Net realized gain on investment and foreign currency transactions	24,868,060	2,615,762
Net change in unrealized appreciation (depreciation) on investments	19,618,281	4,380,935

Net increase in net assets resulting from operations	45,155,963	7,404,806

Dividends from net investment income (Note 1)
Class A	(682,808)	(55,424)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	10,350,999	5,149,324
Net asset value of shares issued in reinvestment of dividends	663,901	53,190
Cost of shares reacquired	(29,872,852)	(36,405,858)

Net decrease in net assets from Fund share transactions	(18,857,952)	(31,203,344)

Total increase (decrease)	25,615,203	(23,853,962)

Net Assets
Beginning of year	191,224,046	215,078,008

End of year(a)	$216,839,249	$191,224,046

(a) Includes undistributed net investment income of:	$348,896	$371,423

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	23

Notes to Financial Statements

Prudential Investment Portfolios 5 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”), which was established as a Delaware business trust on July 8, 1999. The Trust consists of two separate funds: Prudential Jennison Conservative Growth Fund and Prudential Small-Cap Value Fund. These financial statements relate to Prudential Jennison Conservative Growth Fund (the “Fund”). The financial statements of the other fund are not presented herein.

The Fund’s investment objective is long-term capital appreciation.

1. Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Trust and the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation

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methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Jennison Conservative Growth Fund	25

Notes to Financial Statements

continued

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on the current rates of exchange. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. Gains and losses resulting from changes in exchange rates applicable to long-term foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currencies and foreign currency contracts gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value

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of assets and liabilities other than Fund securities, resulting from changes in exchange rates.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions are disclosed by the REITs.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance

Prudential Jennison Conservative Growth Fund	27

Notes to Financial Statements

continued

with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services for the Fund and supervises the subadvisor’s performance of such services, PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .70% of average daily net assets on the first $500 million, .65% of average daily net assets on the next $500 million and .60% of average daily net assets in excess of $1 billion. The effective management fee rate was .70% for the year ended July 31, 2013.

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The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, and Class C shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class L and Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class L and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L and X Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C, L and X Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .30%, 1%, 1%, .50% and 1% of the average daily net assets of the Class A, B, C, L and X shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares for the year ended July 31, 2013. As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

PIMS has advised the Fund that it received $58,476 in front-end sales charges resulting from sales of Class A shares during the year ended July 31, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended July 31, 2013 that it received $593, $8,942 and $1,030 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the year ended July 31, 2013, PIM has been compensated approximately $4,800 for these services.

Prudential Jennison Conservative Growth Fund	29

Notes to Financial Statements

continued

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

4. Portfolio Securities

Purchases and sales of securities, other than short-term investments and U.S. Government Securities, for the year ended July 31, 2013, were $293,365,734 and $314,652,701, respectively.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investment and foreign currency transactions. For the year ended July 31, 2013, the adjustments were to decrease undistributed net investment income and decrease accumulated net realized loss on investment and foreign currency transactions by $9,341 due to book to tax differences. Net investment income, net realized gain on investment and foreign currency transactions and net assets were not affected by this change.

For the years ended July 31, 2013 and July 31, 2012, the tax character of dividends paid by the Fund were $682,808 and $55,424 of ordinary income, respectively.

As of July 31, 2013, the accumulated undistributed earnings on a tax basis was $350,198 of ordinary income. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

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The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$183,608,400	$46,156,847	$(452,727)	$45,704,120

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended July 31, 2012 and July 31, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before July 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $23,997,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended July 31, 2013. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of July 31, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	$15,273,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B, Class C and Class X shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%.

Prudential Jennison Conservative Growth Fund	31

Notes to Financial Statements

continued

The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on sales of shares purchased during the first 12 months. Class X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale. Class X shares are generally closed to new investors. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended July 31, 2013:
Shares sold	852,341	$8,074,288
Shares issued in reinvestment of dividends	78,106	663,901
Shares reacquired	(2,439,605)	(22,447,274)

Net increase (decrease) in shares outstanding before conversion	(1,509,158)	(13,709,085)
Shares issued upon conversion from Class B, L and X	3,006,734	26,112,426

Net increase (decrease) in shares outstanding	1,497,576	$12,403,341

Year ended July 31, 2012:
Shares sold	463,945	$3,632,744
Shares issued in reinvestment of dividends	7,168	53,190
Shares reacquired	(2,490,738)	(19,604,869)

Net increase (decrease) in shares outstanding before conversion	(2,019,625)	(15,918,935)
Shares issued upon conversion from Class B, M and X	780,322	6,077,287

Net increase (decrease) in shares outstanding	(1,239,303)	$(9,841,648)

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Class B	Shares	Amount
Year ended July 31, 2013:
Shares sold	108,585	$907,825
Shares reacquired	(87,121)	(716,152)

Net increase (decrease) in shares outstanding before conversion	21,464	191,673
Shares reacquired upon conversion into Class A	(151,902)	(1,277,864)

Net increase (decrease) in shares outstanding	(130,438)	$(1,086,191)

Year ended July 31, 2012:
Shares sold	72,543	$515,493
Shares reacquired	(92,889)	(658,647)

Net increase (decrease) in shares outstanding before conversion	(20,346)	(143,154)
Shares reacquired upon conversion into Class A	(234,532)	(1,655,684)

Net increase (decrease) in shares outstanding	(254,878)	$(1,798,838)

Class C
Year ended July 31, 2013:
Shares sold	158,389	$1,311,357
Shares reacquired	(754,925)	(6,213,048)

Net increase (decrease) in shares outstanding	(596,536)	$(4,901,691)

Year ended July 31, 2012:
Shares sold	133,439	$935,284
Shares reacquired	(1,632,303)	(11,702,393)

Net increase (decrease) in shares outstanding	(1,498,864)	$(10,767,109)

Class L
Period ended August 24, 2012*:
Shares reacquired	(35,967)	$(302,884)

Net increase (decrease) in shares outstanding before conversion	(35,967)	(302,884)
Shares reacquired upon conversion into Class A	(2,765,139)	(23,524,422)

Net increase (decrease) in shares outstanding	(2,801,106)	$(23,827,306)

Year ended July 31, 2012:
Shares sold	7,548	$59,219
Shares reacquired	(492,742)	(3,802,014)

Net increase (decrease) in shares outstanding	(485,194)	$(3,742,795)

Class M
Period ended April 13, 2012**:
Shares sold	34	$250
Shares reacquired	(23,014)	(154,840)

Net increase (decrease) in shares outstanding before conversion	(22,980)	(154,590)
Shares reacquired upon conversion into Class A	(403,858)	(2,815,624)

Net increase (decrease) in shares outstanding	(426,838)	$(2,970,214)

Prudential Jennison Conservative Growth Fund	33

Notes to Financial Statements

continued

Class X	Shares	Amount
Year ended July 31, 2013:
Shares sold	7,279	$57,529
Shares reacquired	(23,721)	(193,494)

Net increase (decrease) in shares outstanding before conversion	(16,442)	(135,965)
Shares reacquired upon conversion into Class A	(157,083)	(1,310,140)

Net increase (decrease) in shares outstanding	(173,525)	$(1,446,105)

Year ended July 31, 2012:
Shares sold	853	$6,334
Shares reacquired	(68,080)	(483,095)

Net increase (decrease) in shares outstanding before conversion	(67,227)	(476,761)
Shares reacquired upon conversion into Class A	(226,253)	(1,605,979)

Net increase (decrease) in shares outstanding	(293,480)	$(2,082,740)

*	As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.
**	As of April 13, 2012, the last conversation of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the year ended July 31, 2013.

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8. New Accounting Pronouncement

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which replaced ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is currently evaluating the application of ASU No. 2013-01 and its impact, if any, on the Fund’s financial statements.

Prudential Jennison Conservative Growth Fund	35

Financial Highlights

Class A Shares
	Year Ended July 31,
	2013	2012		2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$8.38	$8.02		$6.71	$6.21	$7.11
Income (loss) from investment operations:
Net investment income (loss)	.05	.04		.02	(.01)	- (d)
Net realized and unrealized gain (loss) on investments	2.07	.32		1.29	.48	(.90)
Total from investment operations	2.12	.36		1.31	.47	(.90)
Less Dividends:
Dividends from net investment income	(.04)	-	(d)	-	-	-
Capital Contributions(e):	-	-		-	.03	-
Net asset value, end of year	$10.46	$8.38		$8.02	$6.71	$6.21
Total Return(b)	25.45%	4.54%		19.52%	8.05%	(12.66)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$158,694	$114,610		$119,583	$108,221	$101,706
Average net assets (000)	$143,264	$112,806		$117,113	$111,614	$90,330
Ratios to average net assets(c):
Expenses	1.35%	1.45%		1.38%	1.40%	1.36%
Net investment income (loss)	.54%	.47%		.33%	(.21)%	(.06)%
Portfolio turnover rate	148%	208%		266%	135%	56%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) During the fiscal year ended July 31, 2010, the Fund received from an independent administrator, $923,971 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class B Shares
	Year Ended July 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$7.53	$7.26	$6.12	$5.71	$6.59
Income (loss) from investment operations:
Net investment loss	(.02)	(.02)	(.03)	(.06)	(.04)
Net realized and unrealized gain (loss) on investments	1.87	.29	1.17	.44	(.84)
Total from investment operations	1.85	.27	1.14	.38	(.88)
Capital Contributions(d):	-	-	-	.03	-
Net asset value, end of year	$9.38	$7.53	$7.26	$6.12	$5.71
Total Return(b)	24.57%	3.72%	18.63%	7.18%	(13.35)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$5,244	$5,193	$6,853	$7,823	$8,319
Average net assets (000)	$5,169	$5,815	$7,889	$8,532	$8,723
Ratios to average net assets(c):
Expenses	2.11%	2.20%	2.13%	2.15%	2.11%
Net investment loss	(.19)%	(.28)%	(.42)%	(.96)%	(.82)%
Portfolio turnover rate	148%	208%	266%	135%	56%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) During the fiscal year ended July 31, 2010, the Fund received from an independent administrator, $923,971 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	37

Financial Highlights

continued

Class C Shares
	Year Ended July 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$7.53	$7.26	$6.12	$5.71	$6.59
Income (loss) from investment operations:
Net investment loss	(.02)	(.02)	(.03)	(.06)	(.04)
Net realized and unrealized gain (loss) on investments	1.87	.29	1.17	.44	(.84)
Total from investment operations	1.85	.27	1.14	.38	(.88)
Capital Contributions(d):	-	-	-	.03	-
Net asset value, end of year	$9.38	$7.53	$7.26	$6.12	$5.71
Total Return(b)	24.57%	3.72%	18.63%	7.18%	(13.35)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$52,005	$46,232	$55,417	$54,628	$58,912
Average net assets (000)	$48,375	$49,057	$56,582	$60,302	$59,345
Ratios to average net assets(c):
Expenses	2.10%	2.20%	2.13%	2.15%	2.11%
Net investment loss	(.21)%	(.28)%	(.42)%	(.97)%	(.82)%
Portfolio turnover rate	148%	208%	266%	135%	56%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) During the fiscal year ended July 31, 2010, the Fund received from an independent administrator, $923,971 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

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Class L Shares
	Period Ended August 24,		Year Ended July 31,
	2012(d)		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$8.27		$7.93	$6.65	$6.18	$7.09	$8.75
Income (loss) from investment operations:
Net investment income (loss)	-	(e)	.02	.01	(.03)	(.02)	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.24		.32	1.27	.47	(.89)	(.21)
Total from investment operations	.24		.34	1.28	.44	(.91)	(.23)
Less Distributions:
Distributions from net realized gains	-		-	-	-	-	(1.43)
Capital Contributions(h):	-		-	-	.03	-	-
Net asset value, end of period	$8.51		$8.27	$7.93	$6.65	$6.18	$7.09
Total Return(b):	2.90%		4.29%	19.25%	7.61%	(12.83)%	(3.85)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,532		$23,162	$26,048	$26,461	$29,533	$43,369
Average net assets (000)	$23,425		$23,450	$27,206	$29,672	$29,817	$54,112
Ratios to average net assets(c):
Expenses	1.71%	(f)	1.70%	1.63%	1.65%	1.61%	1.53%
Net investment income (loss)	.29%	(f)	.22%	.08%	(.47)%	(.32)%	(.26)%
Portfolio turnover rate	148%	(g)	208%	266%	135%	56%	58%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) As of August 24, 2012, the last conversion of Class L to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

(e) Less than $.005 per share.

(f) Annualized.

(g) Calculated as of July 31, 2013.

(h) During the fiscal year ended July 31, 2010, the Fund received from an independent administrator, $923,971 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	39

Financial Highlights

continued

Class M Shares
	Period Ended April 13,		Year Ended July 31,
	2012(d)		2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.25		$6.12	$5.71	$6.59	$8.26
Income (loss) from investment operations:
Net investment loss	(.01)		(.03)	(.06)	(.04)	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.26		1.16	.44	(.84)	(.18)
Total from investment operations	.25		1.13	.38	(.88)	(.24)
Less Distributions:
Distributions from net realized gains	-		-	-	-	(1.43)
Capital Contributions(g):	-		-	.03	-	-
Net asset value, end of period	$7.50		$7.25	$6.12	$5.71	$6.59
Total Return(b):	3.45%		18.46%	7.18%	(13.35)%	(4.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$112		$3,096	$10,367	$22,893	$55,835
Average net assets (000)	$1,381		$6,623	$17,500	$31,222	$99,825
Ratios to average net assets(c):
Expenses	2.20%	(e)	2.13%	2.15%	2.11%	2.03%
Net investment loss	(.28)%	(e)	(.40)%	(1.00)%	(.85)%	(.76)%
Portfolio turnover rate	208%	(f)	266%	135%	56%	58%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

(e)	Annualized.
(f)	Calculated as of July 31, 2012.

(g) During the fiscal year ended July 31, 2010, the Fund received from an independent administrator, $923,971 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class X Shares
	Year Ended July 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$7.53	$7.25	$6.12	$5.71	$6.59
Income (loss) from investment operations:
Net investment loss	(.01)	(.02)	(.03)	(.06)	(.04)
Net realized and unrealized gain (loss) on investments	1.85	.30	1.16	.44	(.84)
Total from investment operations	1.84	.28	1.13	.38	(.88)
Capital Contributions(d):	-	-	-	.03	-
Net asset value, end of year	$9.37	$7.53	$7.25	$6.12	$5.71
Total Return(b)	24.44%	3.86%	18.46%	7.18%	(13.35)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$897	$2,027	$4,081	$6,395	$12,233
Average net assets (000)	$1,466	$2,858	$5,333	$9,655	$14,957
Ratios to average net assets(c):
Expenses	2.14%	2.20%	2.13%	2.15%	2.11%
Net investment loss	(.14)%	(.28)%	(.41)%	(.99)%	(.84)%
Portfolio turnover rate	148%	208%	266%	135%	56%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) During the fiscal year ended July 31, 2010, the Fund received from an independent administrator, $923,971 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	41

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 5:

We have audited the accompanying statement of assets and liabilities of the Prudential Jennison Conservative Growth Fund (hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios 5, including the portfolio of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 25, 2013

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Tax Information

(Unaudited)

For the year ended July 31, 2013, the Fund reports, in accordance with Section 854 of the Internal Revenue Code, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD

Prudential Jennison Conservative Growth Fund	100.00%	100.00%

In January 2014, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of dividends received by you in calendar year 2013.

Prudential Jennison Conservative Growth Fund	43

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held

Ellen S. Alberding (55) Board Member Portfolios Overseen: 64	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.

Kevin J. Bannon (61) Board Member Portfolios Overseen: 64	Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008).

Linda W. Bynoe (61) Board Member Portfolios Overseen: 64	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Jennison Conservative Growth Fund

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held

Keith F. Hartstein (56) Board Member Portfolios Overseen: 64	Formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.

Michael S. Hyland, CFA (67) Board Member Portfolios Overseen: 64	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.

Douglas H. McCorkindale (74) Board Member Portfolios Overseen: 64	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Stephen P. Munn (71) Board Member Portfolios Overseen: 64	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).

James E. Quinn (61) Board Member Portfolios Overseen: 64	Formerly President (2008-2012), President and Director (2003-2008) and Vice Chairman and Director (1998-2003), Tiffany & Company (jewelry retailing); Director, Mutual of America Capital Management Corporation (asset management) (since 1996); Director, Hofstra University (since 2008); Vice Chairman, Museum of the City of New York (since 1984).	Director of Deckers Outdoor Corporation (footwear manufacturer) (since 2011).

Richard A. Redeker (70) Board Member & Independent Chair Portfolios Overseen: 64	Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.

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Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held

Robin B. Smith (73) Board Member Portfolios Overseen: 64	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).

Stephen G. Stoneburn (70) Board Member Portfolios Overseen: 64	Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held

Stuart S. Parker (50) Board Member & President Portfolios Overseen: 59	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).	None.

Scott E. Benjamin (40) Board Member & Vice President Portfolios Overseen: 64	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

Prudential Jennison Conservative Growth Fund

(1) The year that each Board Member joined the Funds’ Board is as follows:

Ellen S. Alberding, 2013; Linda W. Bynoe, 2005; Kevin J. Bannon, 2008; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Douglas H. McCorkindale, 1999; Stephen P. Munn, 2008; James E. Quinn, 2013; Richard A. Redeker, 2003; Robin B. Smith, 2003; Stephen G. Stoneburn, 1999; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara (58) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of PMFS (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012

Deborah A. Docs (55) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004

Jonathan D. Shain (55) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

Claudia DiGiacomo (38) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005

Andrew R. French (50) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of PMFS.	Since 2006

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Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Amanda S. Ryan (35) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray (2008-2012).	Since 2012

Bruce Karpati (43) Chief Compliance Officer	Chief Compliance Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, the Prudential Series Fund and Prudential’s Gibraltar Fund, Inc. (May 2013 - Present); formerly National Chief (May 2012 - May 2013) and Co-Chief (January 2010 - May 2012) of the Asset Management Unit, Division of Enforcement, of the U.S. Securities & Exchange Commission; Assistant Regional Director (January 2005 - January 2010) of the U.S. Securities & Exchange Commission.	Since 2013

Theresa C. Thompson (51) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008

Richard W. Kinville (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011

Grace C. Torres (54) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.	Since 1998

M. Sadiq Peshimam (49) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.	Since 2006

Peter Parrella (55) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Prudential Jennison Conservative Growth Fund

Explanatory Notes to Tables:

¢	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.
¢	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.
¢

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

¢

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

¢

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Jennison Conservative Growth Fund (the “Fund”)1 consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 4-6, 2013 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 4-6, 2013.

[1]	Prudential Jennison Conservative Growth Fund is a series of Prudential Investment Portfolios 5.
[2]	Ms. Alberding and Messrs. Hartstein and Quinn were elected to the Board effective September 1, 2013.

Prudential Jennison Conservative Growth Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of Jennison as well as PI’s recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

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Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI for the year ended December 31, 2012 exceeded the management fees received by PI, resulting in an operating loss to PI. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically,

Prudential Jennison Conservative Growth Fund

Approval of Advisory Agreements (continued)

potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five-, and 10-year periods ended December 31, 2012.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2012. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Large-Cap Growth Funds Performance Universe)3 and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

[3]

The Fund was compared to the Lipper Large-Cap Growth Funds Performance Universe, although Lipper classifies the Fund in the Large-Cap Core Funds Performance Universe. The Lipper Large-Cap Growth Funds Performance Universe was utilized because PI believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

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Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-, five-, and 10-year periods, though it underperformed over the three-year period.
•	The Board concluded that, in light of the Fund’s competitive performance over most periods, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Jennison Conservative Growth Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates, LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Conservative Growth Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND

SHARE CLASS	A	B	C	X
NASDAQ	TBDAX	TBDBX	TBDCX	N/A
CUSIP	74440V104	74440V203	74440V302	74440V609

MF503E    0250606-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SMALL CAP VALUE FUND

ANNUAL REPORT • JULY 31, 2013

Fund Type

Small Cap Stock

Objective

Seeks above-average capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), a Prudential Financial company. Quantitative Management Associates LLC (QMA) is wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisors and Prudential Financial companies. ©2013 Prudential Financial, Inc. and its related entities. Prudential Investments, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

September 16, 2013

Dear Shareholder:

We hope you find the annual report for the Prudential Small Cap Value Fund informative and useful. The report covers performance for the 12-month period that ended July 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Small Cap Value Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Small Cap Value Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 7/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	32.86%	54.83%	154.28%	—
Class B	31.93	49.60	136.76	—
Class C	31.95	49.51	136.62	—
Class R	32.66	N/A	N/A	29.18% (4/8/11)
Class X	32.97	56.28	N/A	54.83 (8/22/05)
Class Z	33.26	N/A	N/A	30.02 (4/8/11)
Russell 2000 Value Index	34.15	52.89	146.74	—
Russell 2000 Index	34.76	57.09	150.19	—
Lipper Small-Cap Value Funds Avg.	35.31	64.15	163.28	—

Average Annual Total Returns (With Sales Charges) as of 6/30/13
	One Year	Five Years	Ten Years	Since Inception
Class A	16.78%	7.12%	8.81%	—
Class B	17.68	7.46	8.65	—
Class C	21.70	7.60	8.64	—
Class R	23.36	N/A	N/A	8.78% (4/8/11)
Class X	17.62	8.11	N/A	4.72 (8/22/05)
Class Z	23.96	N/A	N/A	9.07 (4/8/11)
Russell 2000 Value Index	24.76	8.59	9.30	—
Russell 2000 Index	24.21	8.77	9.53	—
Lipper Small-Cap Value Funds Avg.	25.95	9.43	9.99	—

Average Annual Total Returns (With Sales Charges) as of 7/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	25.55%	7.91%	9.16%	—
Class B	26.93	8.24	9.00	—
Class C	30.95	8.38	8.99	—
Class R	32.66	N/A	N/A	11.69% (4/8/11)
Class X	26.97	8.92	N/A	5.58 (8/22/05)
Class Z	33.26	N/A	N/A	12.00 (4/8/11)

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Average Annual Total Returns (Without Sales Charges) as of 7/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	32.86%	9.14%	9.78%	—
Class B	31.93	8.39	9.00	—
Class C	31.95	8.38	8.99	—
Class R	32.66	N/A	N/A	11.69% (4/8/11)
Class X	32.97	9.34	N/A	5.66 (8/22/05)
Class Z	33.26	N/A	N/A	12.00 (4/8/11)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Small Cap Value Fund (Class A shares) with a similar investment in the Russell 2000 Index and the Russell 2000 Value Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (July 31, 2003) and the account values at the end of the current fiscal year (July 31, 2013) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, Class C, Class R, Class X, and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an

Prudential Small Cap Value Fund	3

Your Fund’s Performance (continued)

individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class R	Class X	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Year 1) 4% (Year 2) 3% (Year 3) 2% (Year 4) 1% (Years 5/6) 0% (Year 7)	1% on sales made within 12 months of purchase	None	6% (Year 1) 5% (Year 2) 4% (Year 3/4) 3% (Year 5) 2% (Year 6/7) 1% (Year 8) 0% (Year 9)	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	1%	None

Class X shares are closed to new initial purchases. Class X shares are only available through exchanges from the same class of shares of certain other Prudential Investments funds.

Benchmark Definitions

Russell 2000 Value Index

The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth. Russell 2000 Value Index Closest Month-End to Inception cumulative total returns as of 7/31/13 are 62.24% for Class X and 27.41% for Class R and Class Z. Russell 2000 Value Index Closest Month-End to Inception average annual total returns as of 6/30/13 are 5.53% for Class X and 8.33% for Class R and Class Z.

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Russell 2000 Index

The Russell 2000 Index is an unmanaged index of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how stock prices of smaller companies have performed. Russell 2000 Index Closest Month-End to Inception cumulative total returns as of 7/31/13 are 74.51% for Class X and 28.05% for Class R and Class Z. Russell 2000 Index Closest Month-End to Inception average annual total returns as of 6/30/13 are 6.44% for Class X and 8.31% for Class R and Class Z.

Lipper Small-Cap Value Funds Average

The Lipper Small-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total returns as of 7/31/13 are 70.34% for Class X and 26.43% for Class R and Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 6/30/13 are 6.13% for Class X and 7.86% for Class R and Class Z.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes are measured from the closest month-end to inception date, and not from the Class’ actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 7/31/13

Aircastle Ltd. (Bermuda), Trading Companies & Distributors	1.1%
Webster Financial Corp., Commercial Banks	1.0
Nelnet, Inc. (Class A Stock), Consumer Finance	1.0
Southwest Gas Corp., Gas Utilities	1.0
Lexington Realty Trust, Real Estate Investment Trusts	1.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 7/31/13

Commercial Banks	14.6%
Real Estate Investment Trusts	7.2
Oil, Gas & Consumable Fuels	6.2
Healthcare Providers & Services	5.9
Insurance	4.7

Industry weightings reflect only long-term investments and are subject to change.

Prudential Small Cap Value Fund	5

Strategy and Performance Overview

How did the Fund perform?

The Prudential Small Cap Value Fund’s Class A shares rose 32.86% for the 12-months ended July 31, 2013, underperforming the 34.15% rise of the Russell 2000 Value Index (the Index) and the 35.31% advance of the Lipper Small-Cap Value Funds Average.

What were market conditions?

The U.S. equity market advanced strongly in the 12-months ended July 31, 2013, but not without bouts of volatility, as sentiment vacillated between optimism and pessimism, often based on short-term data.

•

Investors mostly focused on improving housing and employment data, rising consumer confidence, and continued strength in corporate profits. Later in the period, global macroeconomic events, most notably China’s slowdown and Europe’s economic issues, which led to moderating global growth, contributed to market volatility, as did concerns that the U.S. Federal Reserve (the Fed) would begin scaling back its quantitative easing program.

•

Small-cap equities racked up strong returns during the reporting period. Consumer discretionary was the top performing sector in the Index, ringing up returns of roughly 55%. Industrials climbed over 40%. Information technology, consumer staples, materials, and financials were very strong, achieving gains of 30% or more. Healthcare and energy both returned well in excess of 20%. Utilities posted a 17.58% gain, and was the only sector in the Index with a return of less than 20%.

Which stock market sectors and holdings contributed most to the Fund’s performance?

Good stock selection in the industrials and materials sectors contributed most to performance.

•

In industrials, the Fund benefited from solid stock selection and an overweight in the transportation group. Alaska Air Group Inc., Republic Airways Holdings Inc., and Saia Inc. were among the strong-performing holdings in this group. Both Alaska Air Group and Republic Airways Holdings are airline companies. Alaska Air Group has profited from both healthy demand for air transportation and new flight offerings, while Republic Airways Holdings has benefited from its restructuring program. Saia Inc., a trucking company, has begun to realize the financial and operational gains from its quality improvement initiatives.

•

Furthermore, in industrials, the Fund was helped by favorable selection in the capital goods group. The leading contributors were Ceradyne Inc., a producer of advanced technical ceramics, and AAR Corp., an aviation and aerospace

6	Visit our website at www.prudentialfunds.com

company. Ceradyne was acquired by 3M for a sizable premium in the fourth quarter of 2012. AAR Corp. has benefited from continued strength in its supply chain and repair businesses.

•

In materials, Coeur Mining Inc., a gold and silver miner, was the largest performance contributor. The Fund held the stock when the company gained from rising prices in gold and silver, and then benefited from a timely sale of the stock before the company began to face headwinds as the prices of gold and silver subsequently fell. Other holdings that added to performance were Kapstone Paper & Packaging Corp. and Worthington Industries, Inc., a diversified metal processing company.

Which stock market sectors and holdings detracted most from the Fund’s performance?

Weak stock selection in the financials and information technology sectors detracted most from performance.

•

In financials, an overweight in mortgage REITs (real estate investment trusts), led by holdings in Hatteras Financial Corp., Capstead Mortgage Corp., and Anworth Mortgage Asset Corp., hurt performance, which was partially tempered by an underweight in equity REITs. Both mortgage and equity REITs underperformed the Index, but mortgage REITs underperformed more. Mortgage REITs purchase mortgage debts as investments, rather than income-producing property, which equity REITs invest in and own. The stocks of mortgage REITs were negatively affected by concerns that the Fed will taper its monthly debt buying as the economy shows signs of strengthening. Moreover, a strengthening economy can lead to rising interest rates, which can hurt the value of the debt investments held by mortgage REITs.

•

Knight Capital Group, Inc., a financial services firm engaging in institutional trading of financial instruments, was the largest performance detractor in the Fund and within the financials sector. In August 2012, the company suffered a costly trading error and, in consequence, the Fund sold the stock over whether the company will survive the significant trading loss.

•

Black Box Corp., CACI International Inc., and Xyratex, an eclectic mix in the information technology sector, detracted from performance relative to the Fund’s Index. Black Box Corp. is a communications services provider. CACI International is an information applications and services provider supporting government clients. Xyratex is a data storage technology company. Although the stocks of these companies generated positive returns, their returns lagged the Index.

Prudential Small Cap Value Fund	7

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2013, at the beginning of the period, and held through the six-month period ended July 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

8	Visit our website at www.prudentialfunds.com

Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Small Cap Value Fund		Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Annualized Expense Ratio Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,163.80	1.19%	$6.38
	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

Class B	Actual	$1,000.00	$1,159.30	1.89%	$10.12
	Hypothetical	$1,000.00	$1,015.42	1.89%	$9.44

Class C	Actual	$1,000.00	$1,159.40	1.89%	$10.12
	Hypothetical	$1,000.00	$1,015.42	1.89%	$9.44

Class R	Actual	$1,000.00	$1,162.60	1.39%	$7.45
	Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95

Class X	Actual	$1,000.00	$1,164.30	1.14%	$6.12
	Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71

Class Z	Actual	$1,000.00	$1,165.30	0.89%	$4.78
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2013, and divided by the 365 days in the Fund’s fiscal year ended July 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Small Cap Value Fund	9

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the 12-month period ended July 31, 2013 are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.34%	1.24%
B	2.05%	1.94%
C	2.04%	1.94%
R	1.79%	1.44%
New X (X)	2.07%	1.19%
Z	1.04%	0.94%

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

10	Visit our website at www.prudentialfunds.com

Portfolio of Investments

as of July 31, 2013

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 99.3%
COMMON STOCKS 98.4%

Aerospace & Defense 1.0%
79,300	AAR Corp.	$1,922,232

Air Freight & Logistics 0.7%
77,300	Air Transport Services Group, Inc.*	516,364
22,200	Park-Ohio Holdings Corp.*	779,886

		1,296,250

Airlines 2.2%
28,100	Alaska Air Group, Inc.*	1,718,877
61,900	Hawaiian Holdings, Inc.*(a)	472,916
87,100	Republic Airways Holdings, Inc.*	1,195,883
62,400	SkyWest, Inc.	943,488

		4,331,164

Auto Components 2.3%
14,300	Cooper Tire & Rubber Co.	479,622
32,600	Dana Holding Corp.	712,310
41,300	Standard Motor Products, Inc.	1,420,307
30,100	Superior Industries International, Inc.	548,121
28,800	Tenneco, Inc.*	1,391,904

		4,552,264

Building Products 0.3%
22,300	Patrick Industries, Inc.*	555,493

Capital Markets 1.3%
16,500	Arlington Asset Investment Corp. (Class A Stock)	417,120
34,300	Calamos Asset Management, Inc. (Class A Stock)	365,295
45,400	FBR & Co.*	1,302,526
20,600	FXCM, Inc. (Class A Stock)(a)	339,900
4,000	Manning & Napier, Inc.	71,800

		2,496,641

Chemicals 0.9%
27,100	American Pacific Corp.*	985,627
7,400	FutureFuel Corp.	116,846
2,600	Koppers Holdings, Inc.	100,490
21,500	Olin Corp.	524,600

See Notes to Financial Statements.

Prudential Small Cap Value Fund	11

Portfolio of Investments

as of July 31, 2013 continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Chemicals (cont’d.)
3,800	Schulman, (A.), Inc.	$101,840

		1,829,403

Commercial Banks 14.6%
5,600	1st Source Corp.	152,768
3,000	Access National Corp.	45,690
13,100	BancFirst Corp.	684,868
41,900	Banco Latinoamericano de Comercio Exterior SA (Supranational Bank)	1,055,461
900	Bank of Kentucky Financial Corp.	24,705
600	Bar Harbor Bankshares	23,556
500	C&F Financial Corp.	27,020
38,800	Cardinal Financial Corp.	634,768
3,600	Center Bancorp, Inc.	54,252
18,700	Central Pacific Financial Corp.*	347,633
900	Century Bancorp, Inc. (Class A Stock)	32,013
22,500	Chemical Financial Corp.	671,850
9,500	Citizens & Northern Corp.	187,530
3,800	City Holding Co.(a)	168,188
10,500	CoBiz Financial, Inc.	105,420
18,100	Community Trust Bancorp, Inc.	721,285
16,700	Customers Bancorp, Inc.*	279,725
35,920	Eagle Bancorp, Inc.*	943,618
4,700	East West Bancorp, Inc.	144,901
2,100	Enterprise Financial Services Corp.	38,913
4,828	Fidelity Southern Corp.	74,548
13,300	Financial Institutions, Inc.	267,729
21,200	First Community Bancshares, Inc.	338,352
25,800	First Financial Bancorp	415,638
7,800	First Financial Corp.	258,648
46,500	First Interstate Bancsystem, Inc.	1,096,005
26,000	First Merchants Corp.	486,720
4,600	First of Long Island Corp. (The)	165,508
48,595	FirstMerit Corp.	1,089,500
20,000	Great Southern Bancorp, Inc.	584,000
29,200	Hanmi Financial Corp.*	496,400
17,200	Heartland Financial USA, Inc.	481,600
1,100	Horizon Bancorp	26,367
10,200	Independent Bank Corp.	379,848
67,540	International Bancshares Corp.	1,635,143

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
13,500	Lakeland Financial Corp.	$425,925
15,100	MainSource Financial Group, Inc.	218,346
23,100	MB Financial, Inc.	664,818
1,300	Mercantile Bank Corp.	25,961
1,200	Merchants Bancshares, Inc.	37,248
48,400	NBT Bancorp, Inc.	1,092,388
84,800	Old National Bancorp	1,221,968
8,300	Pacific Continental Corp.	102,339
9,300	Peoples Bancorp, Inc.	209,157
1,300	Preferred Bank/Los Angeles*	22,087
19,600	Republic Bancorp, Inc. (Class A Stock)	512,932
11,700	S&T Bancorp, Inc.	286,416
6,800	S.Y. Bancorp, Inc.	187,884
32,400	Sandy Spring Bancorp, Inc.	791,856
1,800	Simmons First National Corp. (Class A Stock)	49,230
6,611	Southside Bancshares, Inc.	165,209
1,500	StellarOne Corp.	31,770
56,300	Sterling Financial Corp.	1,493,639
35,900	Susquehanna Bancshares, Inc.	477,470
15,000	Tompkins Financial Corp.	676,950
12,200	Trico Bancshares	264,252
24,300	Trustmark Corp.(a)	655,371
12,000	Umpqua Holdings Corp.	202,080
21,300	Union First Market Bankshares Corp.	470,730
10,300	Univest Corp. of Pennsylvania	208,987
14,100	Washington Trust Bancorp, Inc.	455,994
76,100	Webster Financial Corp.	2,072,964
56,100	WesBanco, Inc.	1,652,145
5,200	West Bancorporation, Inc.	71,136
1,000	Wintrust Financial Corp.	40,910

		28,928,332

Commercial Services & Supplies 2.8%
6,000	Brink’s Co. (The)	160,380
19,000	Consolidated Graphics, Inc.*	1,018,210
37,100	Deluxe Corp.	1,521,471
23,300	G & K Services, Inc. (Class A Stock)	1,230,473
1,800	Intersections, Inc.	17,424
5,500	Multi-Color Corp.	190,355
22,400	Steelcase, Inc. (Class A Stock)	341,376

See Notes to Financial Statements.

Prudential Small Cap Value Fund	13

Portfolio of Investments

as of July 31, 2013 continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
12,500	TMS International Corp. (Class A Stock)	$204,625
5,800	UniFirst Corp.	568,516
13,000	West Corp.(a)	285,480

		5,538,310

Communications Equipment
2,800	Black Box Corp.	75,768

Computers & Peripherals 0.2%
30,200	QLogic Corp.*	332,502

Construction & Engineering 1.1%
53,400	Argan, Inc.	846,390
113,900	Pike Electric Corp.	1,390,719

		2,237,109

Consumer Finance 2.8%
14,500	Cash America International, Inc.(a)	609,000
12,600	Credit Acceptance Corp.*	1,417,374
91,250	DFC Global Corp.*	1,413,463
52,500	Nelnet, Inc. (Class A Stock)	2,041,200

		5,481,037

Containers & Packaging 1.0%
6,400	AEP Industries, Inc.*	516,480
164,900	Boise, Inc.	1,500,590

		2,017,070

Distributors
5,400	VOXX International Corp.*	73,170

Diversified Consumer Services 0.6%
6,600	Bridgepoint Education, Inc.*(a)	106,392
3,100	Capella Education Co.*	151,931
14,200	Steiner Leisure Ltd. (Bahamas)*	822,748

		1,081,071

Diversified Telecommunication Services 0.8%
17,000	Atlantic Tele-Network, Inc.	867,000
4,000	General Communication, Inc. (Class A Stock)*	35,400

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d.)
12,600	IDT Corp. (Class B Stock)	$260,442
37,400	Premiere Global Services, Inc.*	411,400

		1,574,242

Electric Utilities 3.7%
48,800	El Paso Electric Co.	1,843,176
35,400	Empire District Electric Co. (The)(a)	820,572
34,000	IDACORP, Inc.	1,794,180
3,300	PNM Resources, Inc.	77,484
57,500	Portland General Electric Co.(a)	1,822,750
6,800	UIL Holdings Corp.	277,712
13,300	UNS Energy Corp.	676,305

		7,312,179

Electrical Equipment 0.7%
54,600	Coleman Cable, Inc.	1,186,458
4,400	EnerSys	232,848
600	Preformed Line Products Co.	43,770

		1,463,076

Electronic Equipment, Instruments & Components 3.7%
12,100	Benchmark Electronics, Inc.*	267,652
23,900	Fabrinet (Cayman Islands)*	353,959
16,800	Insight Enterprises, Inc.*	359,352
19,800	PC Connection, Inc.	335,808
47,800	Plexus Corp.*	1,671,566
112,500	Sanmina Corp.*	1,851,750
33,500	ScanSource, Inc.*	1,192,935
24,100	SYNNEX Corp.*(a)	1,193,432

		7,226,454

Energy Equipment & Services 1.5%
22,800	Bristow Group, Inc.	1,550,628
3,600	Dawson Geophysical Co.*	129,888
68,100	Key Energy Services, Inc.*	431,754
20,200	Natural Gas Services Group, Inc.*	491,870
40,400	Parker Drilling Co.*	245,228
3,885	TGC Industries, Inc.	34,848

		2,884,216

See Notes to Financial Statements.

Prudential Small Cap Value Fund	15

Portfolio of Investments

as of July 31, 2013 continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Food & Staples Retailing 1.4%
1,600	Andersons, Inc. (The)	$94,912
41,400	Ingles Markets, Inc. (Class A Stock)	1,178,244
26,800	Nash-Finch Co.	628,460
11,700	Pantry, Inc. (The)*	145,665
37,500	Spartan Stores, Inc.	737,625

		2,784,906

Food Products 0.8%
2,100	John B. Sanfilippo & Son, Inc.	45,318
8,000	Omega Protein Corp.*	66,960
400	Seaboard Corp.	1,128,000
10,400	Seneca Foods Corp. (Class A Stock)*	365,560

		1,605,838

Gas Utilities 2.5%
9,000	Chesapeake Utilities Corp.	533,430
12,500	Laclede Group, Inc. (The)	573,250
41,100	Southwest Gas Corp.	2,040,204
40,600	WGL Holdings, Inc.(a)	1,866,382

		5,013,266

Healthcare Providers & Services 5.9%
5,200	Almost Family, Inc.	99,476
33,300	Amedisys, Inc.*(a)	416,583
35,000	AmSurg Corp.*	1,368,850
10,000	Ensign Group, Inc. (The)	382,400
22,300	Gentiva Health Services, Inc.*	239,502
56,400	HealthSouth Corp.*	1,836,384
87,500	Kindred Healthcare, Inc.*(a)	1,344,000
2,600	LHC Group, Inc.*	59,644
28,100	Magellan Health Services, Inc.*	1,605,915
15,300	National Healthcare Corp.	734,859
40,600	PharMerica Corp.*	594,384
16,000	Providence Service Corp. (The)*	441,120
75,400	Select Medical Holdings Corp.	676,338
59,700	Skilled Healthcare Group, Inc. (Class A Stock)*	389,244
66,700	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*	1,451,392

		11,640,091

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 1.6%
24,400	CEC Entertainment, Inc.	$1,014,796
6,700	Isle of Capri Casinos, Inc.*	53,198
14,000	Jack in the Box, Inc.*	561,260
52,100	Marcus Corp.	674,695
11,800	Monarch Casino & Resort, Inc.*	241,900
27,400	Speedway Motorsports, Inc.	506,078
6,900	Town Sports International Holdings, Inc.	87,078

		3,139,005

Household Durables 1.4%
17,100	CSS Industries, Inc.	455,373
21,800	Helen of Troy Ltd. (Bermuda)*	926,064
22,100	NACCO Industries, Inc. (Class A Stock)	1,355,393

		2,736,830

Insurance 4.7%
17,000	American Equity Investment Life Holding Co.(a)	309,400
48,100	CNO Financial Group, Inc.	686,868
9,700	Crawford & Co. (Class B Stock)	76,242
800	EMC Insurance Group, Inc.	23,200
35,500	FBL Financial Group, Inc. (Class A Stock)	1,570,165
15,100	HCC Insurance Holdings, Inc.	672,403
8,300	HCI Group, Inc.	302,950
7,200	Horace Mann Educators Corp.	204,048
2,900	National Western Life Insurance Co. (Class A Stock)	620,455
7,700	Platinum Underwriters Holdings Ltd. (Bermuda)	447,293
34,300	ProAssurance Corp.	1,836,079
21,800	Stewart Information Services Corp.(a)	674,274
90,200	Symetra Financial Corp.	1,621,796
4,000	United Fire Group, Inc.	104,040
27,600	Universal Insurance Holdings, Inc.	216,936

		9,366,149

Internet Software & Services 0.1%
34,449	United Online, Inc.	279,726

IT Services 1.5%
13,900	CACI International, Inc. (Class A Stock)*(a)	922,960
9,400	CSG Systems International, Inc.	222,592
2,100	iGATE Corp.*	48,951

See Notes to Financial Statements.

Prudential Small Cap Value Fund	17

Portfolio of Investments

as of July 31, 2013 continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

IT Services (cont’d.)
2,300	Mantech International Corp. (Class A Stock)	$67,942
31,000	Sykes Enterprises, Inc.*	544,360
10,800	TeleTech Holdings, Inc.*	270,540
31,400	Unisys Corp.*(a)	814,516

		2,891,861

Leisure Equipment & Products 1.1%
2,400	Johnson Outdoors, Inc. (Class A Stock)*	61,128
42,100	LeapFrog Enterprises, Inc.*	484,992
145,400	Smith & Wesson Holding Corp.*	1,721,536

		2,267,656

Life Sciences Tools & Services 0.4%
50,700	Cambrex Corp.*	742,755

Machinery 1.4%
6,000	American Railcar Industries, Inc.(a)	215,580
11,400	Columbus McKinnon Corp.*	252,168
19,000	Hyster-Yale Materials Handling, Inc.	1,235,190
18,400	John Bean Technologies Corp.	436,264
16,800	Kadant, Inc.	550,032
6,800	Lydall, Inc.*	105,808
2,500	NN, Inc.	30,750

		2,825,792

Marine 0.2%
16,600	International Shipholding Corp.	453,844

Media 1.6%
40,900	E.W. Scripps Co. (Class A Stock)*	679,349
28,200	Entercom Communications Corp. (Class A Stock)*(a)	276,642
111,600	Harte-Hanks, Inc.	1,066,896
54,800	Journal Communications, Inc. (Class A Stock)*	501,968
39,200	LIN Media LLC (Class A Stock)*	633,080
1,700	Saga Communications, Inc. (Class A Stock)	88,145

		3,246,080

Metals & Mining 1.8%
16,500	Kaiser Aluminum Corp.	1,076,625
113,000	SunCoke Energy, Inc.*	1,785,400

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
17,800	Worthington Industries, Inc.	$636,706

		3,498,731

Multi-Line Retail 0.3%
5,500	Dillard’s, Inc. (Class A Stock)	464,365
4,900	Gordmans Stores, Inc.*	68,551

		532,916

Multi-Utilities 1.1%
10,900	Avista Corp.	313,702
43,900	NorthWestern Corp.	1,852,580

		2,166,282

Oil, Gas & Consumable Fuels 6.2%
13,200	Adams Resources & Energy, Inc.	882,684
78,900	Alon USA Energy, Inc.	1,077,774
71,700	Callon Petroleum Co.*	286,800
1,600	Clayton Williams Energy, Inc.*	91,088
31,200	Cloud Peak Energy, Inc.*	500,136
22,000	CVR Energy, Inc.	1,038,180
46,200	Delek US Holdings, Inc.	1,397,550
12,500	Energen Corp.	748,625
40,000	Energy XXI Bermuda Ltd. (Bermuda)(a)	1,074,000
32,100	EPL Oil & Gas, Inc.*	1,032,336
59,200	Renewable Energy Group, Inc.*	922,336
17,600	Rosetta Resources, Inc.*	802,736
51,400	Stone Energy Corp.*(a)	1,252,104
58,400	W&T Offshore, Inc.	951,336
103,100	Warren Resources, Inc.*	295,897

		12,353,582

Paper & Forest Products 1.0%
5,300	Clearwater Paper Corp.*	259,276
34,200	Neenah Paper, Inc.	1,353,294
9,500	P.H. Glatfelter Co.	251,465
10,100	Resolute Forest Products, Inc.*(a)	154,126

		2,018,161

Personal Products 0.1%
13,200	Nature’s Sunshine Products, Inc.	240,240

See Notes to Financial Statements.

Prudential Small Cap Value Fund	19

Portfolio of Investments

as of July 31, 2013 continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Professional Services 2.1%
9,500	CBIZ, Inc.*(a)	$68,970
48,900	ICF International, Inc.*	1,632,771
62,600	Navigant Consulting, Inc.*	840,092
88,500	RPX Corp.*	1,543,440
3,100	VSE Corp.	134,168

		4,219,441

Real Estate Investment Trusts 7.2%
51,900	American Capital Mortgage Investment Corp.	1,016,202
75,900	Anworth Mortgage Asset Corp.	368,874
32,300	Apollo Residential Mortgage, Inc.	517,769
139,800	ARMOUR Residential REIT, Inc.(a)	623,508
58,400	Capstead Mortgage Corp.	690,288
221,600	Cedar Realty Trust, Inc.	1,227,664
103,500	Cousins Properties, Inc.	1,060,875
33,700	Dynex Capital, Inc.	323,857
29,300	EPR Properties	1,476,134
17,100	Hatteras Financial Corp.	343,539
64,200	Invesco Mortgage Capital, Inc.	1,054,806
159,900	Lexington Realty Trust(a)	2,005,146
85,200	MFA Financial, Inc.	679,896
41,000	PennyMac Mortgage Investment Trust	905,280
23,700	Select Income REIT	639,426
108,800	Winthrop Realty Trust	1,389,376

		14,322,640

Road & Rail 2.8%
10,700	AMERCO, Inc.	1,779,624
19,200	Celadon Group, Inc.	386,112
48,300	Marten Transport Ltd.	828,828
31,650	Saia, Inc.*	947,601
88,700	Swift Transporation Co.*(a)	1,582,408
700	Universal Truckload Services, Inc.*	19,299

		5,543,872

Semiconductors & Semiconductor Equipment 0.8%
2,300	Alpha & Omega Semiconductor Ltd. (Bermuda)*	17,595
59,900	Amkor Technology, Inc.*	252,778
17,800	First Solar, Inc.*	876,472

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
44,900	Kulicke & Soffa Industries, Inc.*	$523,983

		1,670,828

Software 0.4%
22,000	AVG Technologies NV (Netherlands)*(a)	490,600
36,200	TeleNav, Inc.*	221,906

		712,506

Specialty Retail 2.3%
45,300	Brown Shoe Co., Inc.	1,076,781
1,800	Children’s Place Retail Stores, Inc. (The)*	97,272
79,800	Express, Inc.*	1,799,490
10,100	Men’s Wearhouse, Inc. (The)	403,293
18,000	Penske Automotive Group, Inc.	669,240
41,700	Stein Mart, Inc.	582,549

		4,628,625

Textiles, Apparel & Luxury Goods 0.4%
30,600	Perry Ellis International, Inc.	615,060
6,100	RG Barry Corp.	105,713

		720,773

Thrifts & Mortgage Finance 2.7%
50,500	Dime Community Bancshares, Inc.	886,275
8,600	First Defiance Financial Corp.	227,040
74,100	Home Loan Servicing Solutions Ltd. (Cayman Islands)	1,854,723
600	HomeStreet, Inc.	13,020
8,100	Meta Financial Group, Inc.	238,302
10,300	OceanFirst Financial Corp.	175,924
8,800	Provident Financial Holdings, Inc.	154,000
31,600	Provident Financial Services, Inc.	562,164
3,100	Territorial Bancorp, Inc.	70,494
15,000	Trustco Bank Corp.	89,100
20,300	Washington Federal, Inc.	441,525
9,500	WSFS Financial Corp.	565,535

		5,278,102

Tobacco 0.4%
13,400	Universal Corp.	821,420

See Notes to Financial Statements.

Prudential Small Cap Value Fund	21

Portfolio of Investments

as of July 31, 2013 continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Trading Companies & Distributors 1.2%
120,800	Aircastle Ltd. (Bermuda)	$2,123,664
7,600	CAI International, Inc.*	159,524

		2,283,188

Wireless Telecommunication Services 0.8%
2,400	Shenandoah Telecommunications Co.	46,248
102,900	USA Mobility, Inc.	1,607,298

		1,653,546
	TOTAL COMMON STOCKS (cost $157,375,218)	194,866,635

EXCHANGE TRADED FUND 0.9%
19,400	iShares Russell 2000 Value Index Fund (cost $1,398,984)(a)	1,765,012

	TOTAL LONG-TERM INVESTMENTS (cost $158,774,202)	196,631,647

SHORT-TERM INVESTMENT 7.8%

AFFILIATED MONEY MARKET MUTUAL FUND
15,416,179	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $15,416,179; includes $13,579,111 of cash collateral for securities on loan)(b)(c)	15,416,179

	TOTAL INVESTMENTS 107.1% (cost $174,190,381; Note 5)	212,047,826
	Liabilities in excess of other assets (7.1)%	(14,016,928)

	NET ASSETS 100%	$198,030,898

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,207,935; cash collateral of $13,579,111 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

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Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$194,866,635	$—	$—
Exchange Traded Fund	1,765,012	—	—
Affiliated Money Market Mutual Fund	15,416,179	—	—

Total	$212,047,826	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2013 were as follows:

Commercial Banks	14.6%
Affiliated Money Market Mutual Fund(6.9% represents investments purchased with collateral from securities on loan)	7.8
Real Estate Investment Trusts	7.2
Oil, Gas & Consumable Fuels	6.2
Healthcare Providers & Services	5.9
Insurance	4.7
Electric Utilities	3.7
Electronic Equipment, Instruments & Components	3.7
Road & Rail	2.8
Commercial Services & Supplies	2.8
Consumer Finance	2.8
Thrifts & Mortgage Finance	2.7
Gas Utilities	2.5
Specialty Retail	2.3
Auto Components	2.3
Airlines	2.2%
Professional Services	2.1
Metals & Mining	1.8
Media	1.6
Hotels, Restaurants & Leisure	1.6
IT Services	1.5
Energy Equipment & Services	1.5
Machinery	1.4
Food & Staples Retailing	1.4
Household Durables	1.4
Capital Markets	1.3
Trading Companies & Distributors	1.2
Leisure Equipment & Products	1.1
Construction & Engineering	1.1
Multi-Utilities	1.1
Paper & Forest Products	1.0
Containers & Packaging	1.0
Aerospace & Defense	1.0

See Notes to Financial Statements.

Prudential Small Cap Value Fund	23

Portfolio of Investments

as of July 31, 2013 continued

Industry (cont’d.)
Chemicals	0.9%
Exchange Traded Fund	0.9
Semiconductors & Semiconductor Equipment	0.8
Wireless Telecommunication Services	0.8
Food Products	0.8
Diversified Telecommunication Services	0.8
Electrical Equipment	0.7
Air Freight & Logistics	0.7
Diversified Consumer Services	0.6
Tobacco	0.4
Life Sciences Tools & Services	0.4
Textiles, Apparel & Luxury Goods	0.4%
Software	0.4
Building Products	0.3
Multi-Line Retail	0.3
Marine	0.2
Computers & Peripherals	0.2
Internet Software & Services	0.1
Personal Products	0.1

107.1
Liabilities in excess of other assets	(7.1)

100.0%

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

ANNUAL REPORT • JULY 31, 2013

Prudential Small Cap Value Fund

Statement of Assets and Liabilities

as of July 31, 2013

Assets
Investments at value, including securities on loan of $13,207,935:
Unaffiliated Investments (cost $158,774,202)	$196,631,647
Affiliated Investments (cost $15,416,179)	15,416,179
Cash	54,527
Receivable for Fund shares sold	378,808
Dividends receivable	102,332

Total assets	212,583,493

Liabilities
Payable to broker for collateral for securities on loan	13,579,111
Payable for Fund shares reacquired	590,544
Accrued expenses and other liabilities	147,268
Management fee payable	146,983
Distribution fee payable	68,624
Affiliated transfer agent fee payable	18,763
Deferred trustees’ fees	1,302

Total liabilities	14,552,595

Net Assets	$198,030,898

Net assets were comprised of:
Shares of beneficial interest, at par	$11,249
Paid-in capital, in excess of par	163,031,599

163,042,848
Undistributed net investment income	1,267,739
Accumulated net realized loss on investment transactions	(4,137,134)
Net unrealized appreciation on investments	37,857,445

Net assets, July 31, 2013	$198,030,898

See Notes to Financial Statements.

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Class A:
Net assets value and redemption price per share ($133,854,380 ÷ 7,415,849 shares of common stock issued and outstanding)	$18.05
Maximum sales charge (5.50% of offering price)	1.05

Maximum offering price to public	$19.10

Class B:
Net assets value and redemption price per share ($5,964,792 ÷ 368,992 shares of common stock issued and outstanding)	$16.17

Class C:
Net assets value and redemption price per share ($36,575,549 ÷ 2,264,205 shares of common stock issued and outstanding)	$16.15

Class R:
Net assets value and redemption price per share ($26,487 ÷ 1,470 shares of common stock issued and outstanding)	$18.02

Class X:
Net assets value and redemption price per share ($326,342 ÷ 19,767 shares of common stock issued and outstanding)	$16.51

Class Z:
Net assets value and redemption price per share ($21,283,348 ÷ 1,179,054 shares of common stock issued and outstanding)	$18.05

See Notes to Financial Statements.

Prudential Small Cap Value Fund	27

Statement of Operations

Year Ended July 31, 2013

Net Income
Income
Unaffiliated dividend income	$5,691,497
Affiliated income from securities lending, net	81,999
Affiliated dividend income	3,004

5,776,500

Expenses
Management fee	1,206,180
Distribution fee—Class A	339,323
Distribution fee—Class B	61,605
Distribution fee—Class C	329,466
Distribution fee—Class L	2,281
Distribution fee—Class R	129
Distribution fee—Class X	1,260
Transfer agent’s fees and expenses (including affiliated expense of $97,200)	339,000
Custodian’s fees and expenses	78,000
Registration fees	53,000
Reports to shareholders	42,000
Audit fee	29,000
Legal fee	20,000
Trustees’ fees	13,000
Insurance expense	3,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 7)	178
Miscellaneous	8,639

Total expenses	2,528,061
Less: advisory fee waivers and expense reimbursements	(174,117)

Net expenses	2,353,944

Net investment income	3,422,556

Net Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	17,978,952
Net change in unrealized appreciation (depreciation) on investments	28,048,847

Net gain on investments	46,027,799

Net Increase In Net Assets Resulting From Operations	$49,450,355

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended July 31,
	2013	2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$3,422,556	$2,144,088
Net realized gain on investment transactions	17,978,952	20,073,812
Net change in unrealized appreciation (depreciation) on investments	28,048,847	(21,742,203)

Net increase in net assets resulting from operations	49,450,355	475,697

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(2,359,491)	(714,901)
Class B	(112,299)	(10,176)
Class C	(566,766)	(37,178)
Class L	—	(32,571)
Class M	—	(3,917)
Class R	(471)	(1,419)
Class X	(13,803)	(10,546)
Class Z	(422,657)	(216,243)

	(3,475,487)	(1,026,951)

Capital Contributions (Note 2)
Class X	—	60

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	20,480,983	8,841,906
Net asset value of shares issued in reinvestment of dividends and distributions	3,239,358	957,561
Cost of shares reacquired	(36,486,814)	(40,551,126)

Net decrease in net assets resulting from Fund share transactions	(12,766,473)	(30,751,659)

Total increase (decrease)	33,208,395	(31,302,853)

Net Assets
Beginning of year	164,822,503	196,125,356

End of year(a)	$198,030,898	$164,822,503

(a) Includes undistributed net income of:	$1,267,739	$1,213,369

See Notes to Financial Statements.

Prudential Small Cap Value Fund	29

Notes to Financial Statements

Prudential Investment Portfolios 5 (the “Trust”), is an open-end management investment company, registered under the Investment Company Act for 1940, as amended, (“1940 Act”). The Company was established as a Delaware business trust on July 8, 1999. The Trust consists of two separate funds: Prudential Small Cap Value Fund (“Small Cap Value”) and Prudential Jennison Conservative Growth Fund. These financial statements relate to Small Cap Value (the “Fund”). The financial statements of the other fund are not represented herein.

The Fund’s investment objective is above average capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of their financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to Prudential Investment LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolio to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Fund’s Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that

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are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, and cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Small Cap Value Fund	31

Notes to Financial Statements

continued

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the

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market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledges by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Prudential Small Cap Value Fund	33

Notes to Financial Statements

continued

Net investment income or loss (other than distribution fees which are charged directly to its respective class), unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gain, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate tax-paying entity. It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

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The management fee paid to PI accrued daily and payable monthly, at an annual rate 0.70% of the Fund’s average daily net assets. The effective management fee rate was 0.70% for the year ended July 31, 2013.

PI has contractually agreed to waive up to 0.15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed 0.94% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class X and Class Z shares of the Fund. The Fund also has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), pursuant to which PAD, along with PIMS serves as co-distributor of the Fund’s Class L and Class X shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares, pursuant to plans of distribution (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred by PIMS. The Fund compensates PIMS and PAD for distributing and servicing the Fund’s Class L and Class X shares (the “Class L and X Plans”). The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to Class A, B, C, L, R and X Plans, the Fund compensates PIMS and PAD for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 0.50%, 0.75% and 1% of the average daily net assets of the Class A, B, C, L, R and X shares, respectively. PIMS contractually agreed to limit such fees to 0.50% of the average net assets of Class R shares. As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution of capital.

PIMS has advised the Fund that it has received $55,911 in front-end sales charges resulting from sales of Class A shares, during the year ended July 31, 2013. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended July 31, 2013, it received $31, $6,591 and $802 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

Prudential Small Cap Value Fund	35

Notes to Financial Statements

continued

PI, PIMS and PAD are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out of pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the year ended July 31, 2013, PIM has been compensated approximately $24,400 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended July 31, 2013 aggregated $131,057,867 and $145,241,075 respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investment transactions. For the year ended July 31, 2013, the adjustments were to increase undistributed net investment income and increase accumulated net realized loss on investment transactions by $107,301 due to differences in the treatment for book and

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tax purposes of certain transactions involving investments in passive foreign investment companies. Net investment income, net realized gain on investment transactions and net assets were not affected by this change.

For the years ended July 31, 2013 and July 31, 2012, the tax character of dividends paid by the Fund were $3,475,487 and $1,026,951 of ordinary income, respectively.

As of July 31, 2013, the accumulated undistributed earnings on a tax basis was $2,175,844 of ordinary income. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$175,190,134	$39,957,706	$(3,100,014)	$36,857,692

The difference between book basis and tax basis were attributable to deferred losses on wash sales, investments in passive foreign investment companies and other cost basis differences between financial reporting and tax accounting.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal years ended July 31, 2012 and July 31, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before July 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $17,705,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended July 31, 2013. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of July 31, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2018	$4,044,000

Prudential Small Cap Value Fund	37

Notes to Financial Statements

continued

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R, Class X and Class Z shares. Class A shares are sold with a maximum front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $ 1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A DCSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class X shares are sold with a CDSC which declines from 6 % to zero depending on the period of time the shares are held. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class X shares are closed to most new initial purchases (with the exception of reinvested dividends). Class X shares are only available through exchange from the same class of shares of certain other Prudential Investments Mutual Funds. As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other shares of the Fund as presented in the table of transactions in shares of beneficial interest. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

At July 31, 2013, 122 shares of Class A, 248 shares of Class R and 72 shares of Class Z were owned by the Manager and its affiliates, respectively.

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Transactions in shares of beneficial interest during the year ended July 31, 2013 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B, Class L, Class X to Class A	Net Increase (Decrease) in Shares Outstanding
Class A	850,841	159,687	(1,432,596)	618,872	196,804
Class B	50,331	8,345	(76,303)	(168,571)	(186,198)
Class C	120,233	39,077	(416,212)	—	(256,902)
Class L	176	—	(8,297)	(436,863)	(444,984)
Class R	375	34	(423)	—	(14)
Class X	110	1,064	(3,332)	(36,517)	(38,675)
Class Z	259,194	29,096	(491,921)	—	(203,631)

Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Net Asset Value of Shares Issued/ Reacquired upon Conversion from Class B, Class L, Class X to Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Class A	$14,052,207	$2,224,610	$(22,041,760)	$8,973,421	$3,208,478
Class B	723,152	104,929	(1,044,966)	(2,331,983)	(2,548,868)
Class C	1,727,574	491,546	(5,733,095)	—	(3,513,975)
Class L	2,445	—	(117,241)	(6,129,098)	(6,243,894)
Class R	5,747	471	(7,051)	—	(833)
Class X	1,433	13,556	(44,332)	(512,340)	(541,683)
Class Z	3,968,425	404,246	(7,498,369)	—	(3,125,698)

Prudential Small Cap Value Fund	39

Notes to Financial Statements

continued

Transactions in shares of beneficial interest during the year ended July 31, 2012 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Shares Outstanding
Class A	474,170	53,518	(1,632,434)	295,517	(809,229)
Class B	40,877	849	(129,980)	(207,806)	(296,060)
Class C	65,935	2,839	(590,495)	—	(521,721)
Class L	121	2,580	(64,076)	—	(61,375)
Class M	343	335	(5,597)	(65,807)	(70,726)
Class R	835	114	(20,135)	—	(19,186)
Class X	261	914	(14,341)	(52,865)	(66,031)
Class Z	92,414	16,219	(660,619)	—	(551,986)

Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Net Asset Value of Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Class A	$6,313,294	$666,837	$(21,791,369)	$3,977,565	$(10,833,673)
Class B	496,602	9,544	(1,569,626)	(2,513,949)	(3,577,429)
Class C	800,111	31,912	(7,182,896)	—	(6,350,873)
Class L	1,674	31,995	(862,362)	—	(828,693)
Class M	4,220	3,814	(63,506)	(808,525)	(863,997)
Class R	10,622	1,419	(260,376)	—	(248,335)
Class X	3,376	10,442	(177,395)	(655,091)	(818,668)
Class Z	1,212,007	201,598	(8,643,596)	—	(7,229,991)

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Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under these SCAs is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the year ended July 31, 2013. The Fund had an outstanding balance of $873,000 for five days at an interest rate of 1.46%. At July 31, 2013, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which replaced ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is currently evaluating the application of ASU No. 2013-01 and its impact, if any, on the Fund’s financial statements.

Prudential Small Cap Value Fund	41

Financial Highlights

Class A Shares
	Year Ended July 31,
	2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$13.90	$13.85	$11.53	$9.64	$12.31
Income (loss) from investment operations:
Net investment income	.33	.19	.04	.02	.09
Net realized and unrealized gain (loss) on investments	4.14	(.05)	2.28	1.90	(2.58)
Total from investment operations	4.47	.14	2.32	1.92	(2.49)
Less Dividends and Distributions:
Dividends from net investment income	(.32)	(.09)	-	(.03)	(.17)
Distributions from net realized gains on investments	-	-	-	-	(.01)
Total dividends and distributions	(.32)	(.09)	-	(.03)	(.18)
Net asset value, end of year	$18.05	$13.90	$13.85	$11.53	$9.64
Total Return(a)	32.86%	1.11%	20.12%	20.00%	(20.04)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$133,854	$100,319	$111,163	$57,017	$51,783
Average net assets (000)	$113,107	$102,153	$77,514	$56,445	$49,480
Ratios to average net assets(c):
Expense after advisory fee waiver and expense reimbursement(d)	1.24%	1.31%	1.63%	1.60%	1.65%
Expense before advisory fee waiver and expense reimbursement(d)	1.34%	1.46%	1.68%	1.60%	1.65%
Net investment income	2.12%	1.38%	.26%	.18%	.96%
Portfolio turnover rate	77%	46%	23%	21%	34%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles.

(b) Calculations are based on average shares outstanding during the year.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

See Notes to Financial Statements.

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Class B Shares
	Year Ended July 31,
	2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$12.48	$12.44	$10.43	$8.75	$11.17
Income (loss) from investment operations:
Net investment income (loss)	.20	.08	(.05)	(.05)	.03
Net realized and unrealized gain (loss) on investments	3.73	(.03)	2.06	1.73	(2.34)
Total from investment operations	3.93	.05	2.01	1.68	(2.31)
Less Dividends and Distributions:
Dividends from net investment income	(.24)	(.01)	-	-	(.10)
Distributions from net realized gains on investments	-	-	-	-	(.01)
Total dividends and distributions	(.24)	(.01)	-	-	(.11)
Net asset value, end of year	$16.17	$12.48	$12.44	$10.43	$8.75
Total Return(a)	32.01%	.44%	19.27%	19.20%	(20.59)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$5,965	$6,928	$10,593	$7,511	$7,594
Average net assets (000)	$6,161	$8,587	$8,883	$7,782	$9,171
Ratios to average net assets(c):
Expense after advisory fee waiver and expense reimbursement(d)	1.94%	2.01%	2.33%	2.30%	2.35%
Expense before advisory fee waiver and expense reimbursement(d)	2.05%	2.16%	2.38%	2.30%	2.35%
Net investment income (loss)	1.47%	.67%	(.45)%	(.51)%	.32%
Portfolio turnover rate	77%	46%	23%	21%	34%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles.

(b) Calculations are based on average shares outstanding during the year.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	43

Financial Highlights

continued

Class C Shares
	Year Ended July 31,
	2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$12.47	$12.44	$10.43	$8.75	$11.17
Income (loss) from investment operations:
Net investment income (loss)	.20	.08	(.05)	(.05)	.03
Net realized and unrealized gain (loss) on investments	3.72	(.04)	2.06	1.73	(2.34)
Total from investment operations	3.92	.04	2.01	1.68	(2.31)
Less Dividends and Distributions:
Dividends from net investment income	(.24)	(.01)	-	-	(.10)
Distributions from net realized gains on investments	-	-	-	-	(.01)
Total dividends and distributions	(.24)	(.01)	-	-	(.11)
Net asset value, end of year	$16.15	$12.47	$12.44	$10.43	$8.75
Total Return(a)	31.95%	.36%	19.27%	19.20%	(20.59)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$36,576	$31,445	$37,844	$26,452	$29,292
Average net assets (000)	$32,947	$33,455	$30,988	$28,298	$33,470
Ratios to average net assets(c):
Expense after advisory fee waiver and expense reimbursement(d)	1.94%	2.01%	2.33%	2.30%	2.35%
Expense before advisory fee waiver and expense reimbursement(d)	2.04%	2.16%	2.38%	2.30%	2.35%
Net investment income (loss)	1.42%	.68%	(.45)%	(.52)%	.30%
Portfolio turnover rate	77%	46%	23%	21%	34%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles.

(b) Calculations are based on average shares outstanding during the year.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

See Notes to Financial Statements.

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Class L Shares
	Period Ended August 24,		Year Ended July 31,
	2012(d)(h)		2012(d)	2011(d)		2010(d)	2009(d)	2008(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.81		$13.76	$11.48		$9.60	$12.27	$17.61
Income (loss) from investment operations:
Net investment income (loss)	.01		.16	-	(a)	- (a)	.08	.13
Net realized and unrealized gain (loss) on investments	.21		(.04)	2.28		1.90	(2.60)	(2.04)
Total from investment operations	.22		.12	2.28		1.90	(2.52)	(1.91)
Less Dividends and Distributions:
Dividends from net investment income	-		(.07)	-		(.02)	(.14)	(.14)
Distributions from net realized gains on investments	-		-	-		-	(.01)	(3.29)
Total dividends and distributions	-		(.07)	-		(.02)	(.15)	(3.43)
Net asset value, end of period	$14.03		$13.81	$13.76		$11.48	$9.60	$12.27
Total Return(b)	1.59%		.90%	19.86%		19.77%	(20.32)%	(11.61)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,129		$6,143	$6,966		$6,740	$6,821	$11,669
Average net assets (000)	$6,168		$6,353	$7,213		$7,066	$7,602	$14,718
Ratios to average net assets(c):
Expense after advisory fee waiver and expense reimbursement(e)	1.51%	(f)	1.51%	1.83%		1.80%	1.85%	1.62%
Expense before advisory fee waiver and expense reimbursement(e)	1.66%	(f)	1.66%	1.88%		1.80%	1.85%	1.62%
Net investment income (loss)	1.15%	(f)	1.17%	.02%		(.02)%	.80%	.90%
Portfolio turnover rate	77%	(g)	46%	23%		21%	34%	19%

(a) Less than $.005.

(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Calculations are based on average shares outstanding during the period.

(e) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

(f) Annualized.

(g) Calculated as of July 31, 2013.

(h) As of August 24, 2012, the last conversion of Class L shares was completed. There are no shares outstanding and Class L shares are no longer being offered for sale.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	45

Financial Highlights

continued

Class M Shares
	Period Ended April 13,		Year Ended July 31,
	2012(d)(i)		2011(d)		2010(d)	2009(d)	2008(d)	2007(d)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.65		$10.52		$8.80	$11.24	$16.37	$16.18
Income (loss) from investment operations:
Net investment income	.12		.04		.02	.10	.14	.06
Net realized and unrealized gain (loss) on investments	.15		2.09		1.73	(2.36)	(1.88)	1.05
Total from investment operations	.27		2.13		1.75	(2.26)	(1.74)	1.11
Less Dividends and Distributions:
Dividends from net investment income	(.10)		-		(.04)	(.18)	(.12)	-
Distributions from net realized gains on investments	-		-		-	(.01)	(3.29)	(.94)
Total dividends and distributions	(.10)		-		(.04)	(.19)	(3.41)	(.94)
Capital Contributions	-		-	(f)	.01	.01	.02	.02
Net asset value, end of period	$12.82		$12.65		$10.52	$8.80	$11.24	$16.37
Total Return(a)	2.26%		20.25%		20.06%	(19.77)%	(11.22)%	6.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21		$894		$2,593	$6,781	$17,866	$40,602
Average net assets (000)	$415		$1,831		$4,933	$10,095	$27,565	$54,949
Ratios to average net assets(b):
Expense after advisory fee waiver and expense reimbursement(c)(e)	1.22%	(g)	1.58%		1.55%	1.60%	1.45%	1.85%
Expense before advisory fee waiver and expense reimbursement(e)	1.37%	(g)	1.63%		1.55%	1.60%	1.45%	1.85%
Net investment income	1.41%	(g)	.31%		.25%	1.11%	1.07%	.34%
Portfolio turnover rate	46%	(h)	23%		21%	34%	19%	63%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Does not include expenses of the underlying portfolios in which the Fund invests.

(c) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits.

(d) Calculations are based on average shares outstanding during the period.

(e) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

(f) Less than $.005.

(g) Annualized.

(h) Calculated as of July 31, 2012.

(i) As of April 13, 2012, the last conversion of Class M shares was completed. There are no shares outstanding and Class M shares are no longer being offered for sale.

See Notes to Financial Statements.

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Class R Shares
	Year Ended July 31,		April 08, 2011(a) through July 31,
	2013(d)	2012(d)	2011(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.87	$13.76	$14.32
Income (loss) from investment operations:
Net investment income	.29	.15	.01
Net realized and unrealized gain (loss) on investments	4.15	.03	(.57)
Total from investment operations	4.44	.18	(.56)
Less Dividends and Distributions:
Dividends from net investment income	(.29)	(.07)	-
Distributions from net realized gains on investments	-	-	-
Total dividends and distributions	(.29)	(.07)	-
Net asset value, end of period	$18.02	$13.87	$13.76
Total Return(b)	32.66%	1.34%	(3.91)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26	$21	$284
Average net assets (000)	$26	$113	$298
Ratios to average net assets(e):
Expense after advisory fee waiver and expense reimbursement(f)(g)	1.44%	1.47%	1.83%	(c)
Expense before advisory fee waiver and expense reimbursement(g)	1.54%	1.62%	1.88%	(c)
Net investment income	1.88%	1.16%	.23%	(c)
Portfolio turnover rate	77%	46%	23%

(a) Inception date of Class R shares.

(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Calculations are based on average shares outstanding during the period.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(g) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	47

Financial Highlights

continued

Class X Shares
	Year Ended July 31,
	2013(d)	2012(d)	2011(d)		2010(d)	2009(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$12.74	$12.70	$10.57		$8.84	$11.26
Income (loss) from investment operations:
Net investment income	.32	.18	.03		.02	.09
Net realized and unrealized gain (loss) on investments	3.78	(.04)	2.10		1.75	(2.36)
Total from investment operations	4.10	.14	2.13		1.77	(2.27)
Less Dividends and Distributions:
Dividends from net investment income	(.33)	(.10)	-		(.04)	(.16)
Distributions from net realized gains on investments	-	-	-		-	(.01)
Total dividends and distributions	(.33)	(.10)	-		(.04)	(.17)
Capital Contributions	-	- (a)	-	(a)	- (a)	.02
Net asset value, end of year	$16.51	$12.74	$12.70		$10.57	$8.84
Total Return(b)	32.97%	1.22%	20.15%		20.08%	(19.74)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$326	$745	$1,581		$2,424	$3,865
Average net assets (000)	$504	$1,115	$2,144		$3,204	$5,161
Ratios to average net assets(c):
Expense after advisory fee waiver and expense reimbursement(e)	1.19%	1.26%	1.58%		1.55%	1.60%
Expense before advisory fee waiver and expense reimbursement(e)	1.32%	1.41%	1.63%		1.55%	1.60%
Net investment income	2.30%	1.44%	.29%		.25%	1.09%
Portfolio turnover rate	77%	46%	23%		21%	34%

(a) Less than $.005.

(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Calculations are based on average shares outstanding during the year.

(e) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Class Z Shares
	Year Ended July 31,		April 08, 2011(a) through July 31,
	2013(d)	2012(d)	2011(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.90	$13.85	$14.40
Income (loss) from investment operations:
Net investment income	.37	.22	.03
Net realized and unrealized gain (loss) on investments	4.14	(.04)	(.58)
Total from investment operations	4.51	.18	(.55)
Less Dividends and Distributions:
Dividends from net investment income	(.36)	(.13)	-
Distributions from net realized gains on investments	-	-	-
Total dividends and distributions	(.36)	(.13)	-
Net asset value, end of period	$18.05	$13.90	$13.85
Total Return(b)	33.26%	1.44%	(3.82)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,283	$19,222	$26,799
Average net assets (000)	$19,111	$21,344	$29,388
Ratios to average net assets(e):
Expense after advisory fee waiver and expense reimbursement(f)	.94%	1.01%	1.33%	(c)
Expense before advisory fee waiver and expense reimbursement(f)	1.04%	1.16%	1.38%	(c)
Net investment income	2.39%	1.68%	.71%	(c)
Portfolio turnover rate	77%	46%	23%

(a) Inception date of Class Z shares.

(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Calculations are based on average shares outstanding during the period.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	49

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 5:

We have audited the accompanying statement of assets and liabilities of the Prudential Small Cap Value Fund of Prudential Investment Portfolios 5 (hereafter referred to as the “Fund”), including the portfolio of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 25, 2013

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Tax Information

(Unaudited)

For the year ended July 31, 2013, the Fund reports the maximum amount allowable under Section 854 of the Internal Revenue Code, but not less than, the following percentages of the ordinary income dividends paid as: 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD
Prudential Small Cap Value Fund	91.48%	91.49%

In January 2014, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the dividends received by you in calendar year 2013.

Prudential Small Cap Value Fund	51

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held

Ellen S. Alberding (55) Board Member Portfolios Overseen: 64	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.

Kevin J. Bannon (61) Board Member Portfolios Overseen: 64	Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008).

Linda W. Bynoe (61) Board Member Portfolios Overseen: 64	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Small Cap Value Fund

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held

Keith F. Hartstein (56) Board Member Portfolios Overseen: 64	Formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.

Michael S. Hyland, CFA (67) Board Member Portfolios Overseen: 64	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.

Douglas H. McCorkindale (74) Board Member Portfolios Overseen: 64	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Stephen P. Munn (71) Board Member Portfolios Overseen: 64	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).

James E. Quinn (61) Board Member Portfolios Overseen: 64	Formerly President (2008-2012), President and Director (2003-2008) and Vice Chairman and Director (1998-2003), Tiffany & Company (jewelry retailing); Director, Mutual of America Capital Management Corporation (asset management) (since 1996); Director, Hofstra University (since 2008); Vice Chairman, Museum of the City of New York (since 1984).	Director of Deckers Outdoor Corporation (footwear manufacturer) (since 2011).

Richard A. Redeker (70) Board Member & Independent Chair Portfolios Overseen: 64	Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.

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Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held

Robin B. Smith (73) Board Member Portfolios Overseen: 64	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).

Stephen G. Stoneburn (70) Board Member Portfolios Overseen: 64	Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held

Stuart S. Parker (50) Board Member & President Portfolios Overseen: 59	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).	None.

Scott E. Benjamin (40) Board Member & Vice President Portfolios Overseen: 64	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

Prudential Small Cap Value Fund

(1) The year that each Board Member joined the Funds’ Board is as follows:

Ellen S. Alberding, 2013; Linda W. Bynoe, 2005; Kevin J. Bannon, 2008; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Douglas H. McCorkindale, 1999; Stephen P. Munn, 2008; James E. Quinn, 2013; Richard A. Redeker, 2003; Robin B. Smith, 2003; Stephen G. Stoneburn, 1999; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara (58) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of PMFS (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012

Deborah A. Docs (55) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004

Jonathan D. Shain (55) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

Claudia DiGiacomo (38) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005

Andrew R. French (50) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of PMFS.	Since 2006

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Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Amanda S. Ryan (35) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray (2008-2012).	Since 2012

Bruce Karpati (43) Chief Compliance Officer	Chief Compliance Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, the Prudential Series Fund and Prudential’s Gibraltar Fund, Inc. (May 2013 - Present); formerly National Chief (May 2012 - May 2013) and Co-Chief (January 2010 - May 2012) of the Asset Management Unit, Division of Enforcement, of the U.S. Securities & Exchange Commission; Assistant Regional Director (January 2005 - January 2010) of the U.S. Securities & Exchange Commission.	Since 2013

Theresa C. Thompson (51) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008

Richard W. Kinville (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011

Grace C. Torres (54) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.	Since 1998

M. Sadiq Peshimam (49) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.	Since 2006

Peter Parrella (55) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Prudential Small Cap Value Fund

Explanatory Notes to Tables:

¢	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.
¢	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.
¢

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

¢

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

¢

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Small Cap Value Fund (the “Fund”)1 consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 4-6, 2013 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 4-6, 2013.

[1]	Prudential Small Cap Value Fund is a series of Prudential Investment Portfolios 5.
[2]	Ms. Alberding and Messrs. Hartstein and Quinn were elected to the Board effective September 1, 2013.

Prudential Small Cap Value Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and QMA. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by QMA, as well as compliance with the Fund’s investment restrictions, policies and procedures.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and QMA. The Board noted that QMA is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and QMA under the management and subadvisory agreements.

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Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not include breakpoints, which would have the effect of decreasing the fee rate as assets increase. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Fund or how great they may be. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. In light of the Fund’s current size and fee rate, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and QMA

The Board considered potential ancillary benefits that might be received by PI and QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The

Prudential Small Cap Value Fund

Approval of Advisory Agreements (continued)

Board concluded that the benefits derived by PI and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five-, and 10-year periods ended December 31, 2012.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2012. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Small-Cap Value Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-, five-, and 10-year periods, though it underperformed its benchmark index over the one-year period.

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•

The Board accepted PI’s recommendation to continue the existing arrangement to reimburse up to 0.15% to the extent that the Fund’s annual net operating expenses exceed 0.94% (exclusive of 12b-1 and certain other fees) through November 30, 2014.

•	The Board concluded that, in light of the Fund’s competitive performance against its benchmark index, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Small Cap Value Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ investment subadvisers responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTORS	Prudential Annuities Distributors, Inc.	One Corporate Drive Shelton, CT 06484

	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Small Cap Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SMALL CAP VALUE FUND

SHARE CLASS	A	B	C	R	X	Z
NASDAQ	PZVAX	PZVBX	PZVCX	PSVRX	N/A	PSVZX
CUSIP	74440V708	74440V807	74440V880	74440V849	74440V856	74440V831

MF504E    0250600-00001-00

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended July 31, 2013 and July 31, 2012, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $51,250 and $51,250, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

Not applicable for the fiscal year ended July 31, 2013. During the fiscal year ended July 31, 2012, KPMG billed the Registrant $179 for professional services rendered in connection with agreed upon procedures performed related to the receipt of payments pursuant to certain fair fund settlement orders.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

One hundred percent of the services described in Item 4(c) was approved by the audit committee.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2013 and 2012. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2013 and 2012 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certificationspursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 23, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	September 23, 2013